UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                    811-21771

YieldQuest Funds Trust

(Exact name of registrant as specified in charter)

3280 Peachtree Rd, Suite 2600, Atlanta, GA 30305

(Address of principal executive offices)               (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 404-446-3370

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

% of
Net Assets	Description	Shares	Value

10.75%	COMMON STOCKS
1.05%	Airlines
	Air France-KLM ADR	1,500	$37,275
	Alaska Air Group, Inc.(a)	1,200	21,456
	British Airways PLC ADR	970	49,046
	Copa Holdings S.A.	500	17,900
	Deutsche Lufthansa AG	975	22,537
	Gol Linhas Aereas Inteligentes S.A. ADR	1,325	13,568
	Ryanair Holdings PLC ADR(a)	900	21,915
	Singapore Airlines Ltd.	886	9,786
	Southwest Airlines Co.	2,520	39,287
	Tam S.A. ADR(a)	800	16,192

			248,962

0.26%	Automobile
	Bayerische Motoren Werke AG	650	29,329
	Porsche Automobil Holding SE	210	31,673

			61,002

0.16%	Diversified Operations
	Luxottica Group S.p.A. ADR	1,500	36,870

0.81%	Financial Services
	Goldman Sachs Group, Inc. (The)(b)	1,035	190,481

2.08%	Health Care
	Aetna, Inc.	1,130	46,341
	CIGNA Corp.	720	26,654
	Community Health Systems, Inc.(a)	320	10,554
	Covance, Inc.(a)	190	17,442
	Coventry Health Care, Inc.(a)	440	15,563
	DaVita, Inc.(a)	310	17,313
	Express Scripts, Inc.(a)	550	38,797
	Health Net, Inc.(a)	385	10,765
	Humana, Inc.(a)	490	21,516
	Laboratory Corp. of America Holdings(a)	310	20,950
	Lincare Holdings, Inc.(a)	260	8,377
	Medco Health Solutions, Inc.(a)	1,100	54,538
	Pediatrix Medical Group, Inc.(a)	165	8,027
	Pharmaceutical Product Development, Inc.	320	12,205
	Psychiatric Solutions, Inc.(a)	200	7,004
	Quest Diagnostics, Inc.	430	22,859
	Tenet Healthcare Corp.(a)	1,615	9,351
	UnitedHealth Group, Inc.	2,550	71,604
	Universal Health Services, Inc., Class B	155	9,396
	WellPoint, Inc.(a)	1,165	61,104

			490,360

1.45%	Retail
	Burberry Group PLC	4,200	37,520
	Coach, Inc.(a)	1,150	29,337
	Compagnie Financiere Richemont S.A.	650	39,135
	LVMH Moet Hennessy Louis Vuitton S.A.	350	38,731
	Nordstrom, Inc.	950	27,303
	Polo Ralph Lauren Corp.	575	34,023
	Saks, Inc.(a)	2,700	27,513
	Sears Holdings Corp.(a)	500	40,500
	Sotheby’s	1,250	34,675
	Tiffany & Co.	900	34,011

			342,748

4.94%	Technology
	Apple, Inc.(a)	600	95,370
	Cisco Systems, Inc.(a)	4,000	87,960
	Dell, Inc.(a)	3,000	73,710
	EMC Corp.(a)	2,400	36,024
	Google, Inc.(a)(c)	355	168,181
	Hewlett-Packard Co.	3,400	152,320
	International Business Machines Corp.(c)	1,900	243,162

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Shares	Value

	COMMON STOCKS (Continued)
	Technology (Continued)
	Juniper Networks, Inc.(a)	400	$10,412
	Microsoft Corp.(c)	10,800	277,776
	NetApp, Inc.(a)	350	8,943
	Sun Microsystems, Inc.(a)	1,100	11,693

			1,165,551

	Total Common Stocks
	(Cost $2,469,928)		2,535,974

106.51%	EXCHANGE TRADED / CLOSED-END FUNDS
6.42%	Asset Allocation Closed-End Funds
	Calamos Global Dynamic Income Fund	9,000	99,360
	Chartwell Dividend & Income Fund, Inc.	30,900	175,512
	Dividend Capital Reality Income Allocation Fund(c)	63,000	294,840
	Dreman/Claymore Dividend & Income Fund(b)	28,900	319,923
	DWS Dreman Value Income Edge Fund(c)	18,000	221,220
	Evergreen International Balanced Income Fund	5,500	95,590
	First Trust Specialty Finance and Financial Opportunities Fund	8,000	73,200
	Gabelli Convertible and Income Securities Fund, Inc.	700	4,655
	John Hancock Patriot Premium Dividend Fund II	6,000	51,600
	Macquarie Global Infrastructure Total Return Fund	8,000	178,000

			1,513,900

62.75%	Equity Closed-End Funds
	Alpine Global Premier Properties Fund	4,500	43,200
	BlackRock Dividend Achievers Trust	36,000	371,160
	BlackRock Enhanced Dividend Achievers Trust	12,000	120,360
	BlackRock Global Energy & Resources Trust(c)	25,950	820,539
	BlackRock Health Sciences Trust(c)	5,400	140,508
	BlackRock International Growth & Income Trust	3,900	56,823
	BlackRock Real Asset Equity Trust(c)	23,333	375,895
	BlackRock S&P Quality Rankings Global Equity Managed Trust	3,900	55,731
	Blue Chip Value Fund, Inc.(b)	81,200	358,092
	Boulder Total Return Fund, Inc.(c)	8,950	149,017
	Calamos Strategic Total Return Fund	11,000	120,560
	Central Europe and Russia Fund, Inc. (The)	7,800	380,406
	Central Securities Corp.(b)	8,622	212,963
	Chile Fund, Inc.	5,500	94,490
	Clough Global Allocation Fund	6,500	123,565
	Clough Global Equity Fund(c)	20,655	361,462
	Clough Global Opportunities Fund(c)	18,640	293,021
	DWS Global Commodities Stock Fund, Inc.	22,843	401,580
	Eaton Vance Enhanced Equity Income Fund II	7,000	112,560
	Eaton Vance Tax-Advantaged Dividend Income Fund	11,400	249,432
	Eaton Vance Tax-Advantaged Global Dividend Income Fund(c)	17,500	361,550
	Eaton Vance Tax-Managed Buy-Write Income Fund	10,800	166,536
	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	3,800	56,164
	Fiduciary/Claymore Dynamic Equity Income Fund(c)	23,000	350,750
	First Financial Fund, Inc.	14,500	127,455
	Gabelli Dividend & Income Trust	3,500	60,095
	Gabelli Global Multimedia Trust, Inc.	4,392	38,562
	H&Q Life Sciences Investors	11,526	143,499
	ING Global Advantage & Premium Opportunity Fund	7,800	117,780
	ING Risk Managed Natural Resources Fund	10,400	160,160
	Japan Equity Fund(c)	60,000	403,800
	John Hancock Bank & Thrift Opportunity Fund	53,000	262,350

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Equity Closed-End Funds (Continued)
	Liberty All-Star Equity Fund(c)	66,669	$385,347
	Liberty All-Star Growth Fund, Inc.(c)	119,970	539,865
	Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	10,000	193,100
	Madison Strategic Sector Premium Fund	7,500	102,375
	Madison/Claymore Covered Call & Equity Strategy Fund(b)	30,000	294,300
	Mexico Fund, Inc. (The)(c)	7,100	230,537
	NASDAQ Premium Income & Growth Fund, Inc.(c)	39,800	633,218
	Nicholas-Applegate Convertible & Income Fund	4,500	50,265
	Nicholas-Applegate Convertible & Income Fund II	6,000	64,440
	Nuveen Core Equity Alpha Fund(c)	24,200	337,106
	Nuveen Diversified Dividend & Income Fund(c)	31,200	374,400
	Nuveen Equity Premium & Growth Fund(c)	29,600	444,888
	Nuveen Equity Premium Income Fund(b)	36,200	533,950
	Nuveen Equity Premium Opportunity Fund(c)	36,000	542,520
	Nuveen Tax-Advantage Dividend Growth Fund(c)	14,400	200,880
	Nuveen Tax-Advantaged Total Return Strategy Fund	8,000	126,400
	Petroleum & Resources Corp.(c)	8,400	314,832
	RMR Asia Pacific Real Estate Fund	4,061	51,067
	RMR Asia Real Estate Fund	9,000	105,300
	Royce Micro-Cap Trust, Inc.	15,000	161,100
	Royce Value Trust, Inc.	3,300	51,744
	Seligman Lasalle International Real Estate Fund, Inc.	5,000	67,250
	Source Capital, Inc.(c)	5,700	299,250
	Templeton Dragon Fund, Inc.(c)	7,700	198,660
	Templeton Emerging Markets Fund(c)	43,551	828,340
	Tri-Continental Corp.(c)	27,734	466,486
	Zweig Fund, Inc.(c)	26,000	112,840

			14,800,525

37.34%	Equity Exchange-Traded Funds
	First Trust Dow Jones Internet Index Fund(c)	5,300	116,017
	iShares Dow Jones U.S. Home Construction Index Fund	30,600	472,770
	iShares Dow Jones U.S. Pharmaceuticals Index Fund(b)	5,500	277,860
	iShares Dow Jones U.S. Transportation Index Fund(c)	3,650	332,077
	iShares MSCI Australia Index Fund(c)	12,000	297,720
	iShares MSCI Brazil Index Fund(c)	8,600	698,664
	iShares MSCI Hong Kong Index Fund	7,300	121,910
	iShares MSCI Pacific ex-Japan Index Fund(c)	5,850	253,012
	iShares MSCI Singapore Index Fund(c)	19,000	234,270
	iShares MSCI Taiwan Index Fund	5,300	69,589
	iShares S&P GSTI Software Index Fund	3,165	150,401
	KBW Capital Markets ETF(b)	4,000	183,720
	Market Vectors Agribusiness ETF	1,600	89,440
	Market Vectors Gold Miners ETF	1,600	69,568
	Market Vectors Steel Index ETF Fund	650	57,987
	Market Vectors-Gaming ETF	3,000	94,470
	PowerShares Aerospace & Defense Portfolio	6,300	117,621
	PowerShares Golden Dragon Halter USX China Portfolio(b)	32,000	795,520
	PowerShares India Portfolio(b)	21,700	448,322
	Ultra Financials ProShares(c)	55,550	1,210,990
	Ultra Health Care ProShares(c)	5,800	343,476
	Ultra Industrials ProShares(c)	11,300	678,000
	Ultra Oil & Gas ProShares(c)	3,600	313,488
	Ultra Semiconductor ProShares	4,700	204,920
	Ultra Telecommunications ProShares	3,200	216,448

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Equity Exchange-Traded Funds (Continued)
	Vanguard Consumer Discretionary ETF(c)	21,000	$958,230

			8,806,490

	Total Exchange Traded / Closed-End Funds
	(Cost $25,049,430)		25,120,915

% of
Net Assets	Description	Contracts	Value

0.06%	PURCHASED OPTIONS(a)
	CBOE SPX Volatility Index:
	8/20/2008, Call @ $25.00	67	6,365
	8/20/2008, Call @ $27.50	78	4,290
	8/20/2008, Call @ $30.00	87	3,045

	Total Purchased Options
	(Cost $37,149)		13,700

% of
Net Assets	Description	Shares	Value

2.27%	SHORT-TERM INVESTMENT
	BNY Hamilton Money Fund, 2.47% (d)	536,646	536,646

	Total Investments
119.59%	(Cost $28,093,153)		28,207,235

(19.59)%	Liabilities in excess of other assets		(4,621,230)

100.00%	NET ASSETS		$23,586,005

(a)	Non-income producing securities.
(b)	All or a portion of the security is segregated in connection with futures contracts.
(c)	All or a portion of the security is pledged as collateral for securities sold short.
(d)	Rate represents the effective yield.
ADR	American Depositary Receipt
CBOE	Chicago Board Options Exchange
ETF	Exchange-Traded Fund
HOLDRs	Holding Company Depositary Receipts
PLC	Public Liability Co.
SPDR	S&P Depositary Receipts
SPX	S&P 500 Index

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

	At July 31, 2008, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Unrealized Appreciation		$1,073,884
	Unrealized Depreciation		(1,147,238)

	Net Unrealized Depreciation		$(73,354)

% of Net
Assets		Shares	Value

20.11%	EXCHANGE TRADED / CLOSED-END FUNDS SOLD SHORT
	iShares Dow Jones U.S. Transportation Index Fund	2,100	$191,058
	iShares MSCI Australia Index Fund	2,300	57,063
	iShares MSCI Brazil Index Fund	1,250	101,550
	Materials Select Sector SPDR Trust	3,700	148,925
	PowerShares Golden Dragon Halter USX China Portfolio	25,500	633,930
	SPDR Trust Series 1	10,700	1,356,546
	Vanguard Emerging Markets ETF	50,670	2,253,802

	Total Exchange Traded/Closed-End Funds Sold Short
	(Proceeds $5,720,764)		$4,742,874

		Principal	Value
2.49%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note, 3.625%, 12/31/2012	$140,000	$142,975
	U.S. Treasury Note, 3.375%, 6/30/2013	150,000	151,078
	U.S. Treasury Note, 4.25%, 11/15/2017	140,000	143,642
	U.S. Treasury Note, 3.875%, 5/15/2018	150,000	149,227

	Total U.S. Treasury Securities Sold Short
	(Proceeds $598,050)		$586,922

			Unrealized
	Contracts	Notional Value	Gain/(Loss)
FUTURES CONTRACTS PURCHASED
DJIA E-mini, expires 9/19/2008	35	$1,987,825	$(44,508)
Dow Jones EURO STOXX 50, expires 9/19/2008	38	2,002,683	39,239
Nasdaq 100 E-mini, expires 9/19/2008	40	1,483,000	(8,206)
S&P 500 E-mini, expires 9/22/2008	69	4,371,495	25,312
U.S. Dollar Index, expires 9/15/2008	18	1,321,560	(7,157)

			4,680

FUTURES CONTRACTS SOLD SHORT
WTI/Crude Oil Future, expires 8/22/2008	1	124,080	2,817

Total			$7,497

CREDIT DEFAULT SWAPS
	Notional	Buy/Sell	Pay/Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

ABX Home Equity AA Index, Series 2007-1	$350,000	Sell	0.15%	8/25/2037	$(44,579)

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

% of
Net Assets	Description	Principal	Value

19.19%	CORPORATE BONDS
4.38%	Airlines
	American Airlines, Inc.:
	6.817%, 5/23/2011, Series 01-1(a)	$402,000	$307,530
	6.977%, 5/23/2021, Series 01-1(a)	907,649	689,814
	7.377%, 5/23/2019, Series 01-1(a)	771,141	396,659
	7.379%, 5/23/2016, Series 01-1(a)	503,661	241,757
	7.858%, 10/1/2011, Series 01-2(a)	100,000	92,000
	AMR Corp.:
	9.75%, 8/15/2021(a)	469,000	267,330
	9.88%, 6/15/2020(a)	343,000	185,220
	10.55%, 3/12/2021(a)	100,000	62,000
	Continental Airlines, Inc.:
	6.648%, 9/15/2017, Series 981A(a)	260,279	236,854
	6.703%, 6/15/2021, Series 01-1(a)	126,847	110,516
	6.748%, 3/15/2017, Series 981B(a)	265,808	207,330
	6.795%, 8/2/2018, Series 991B(a)	206,148	156,673
	6.954%, 8/2/2009, Series 991C(a)	47,036	44,155
	7.033%, 6/15/2011, Series 01-1(a)	209,456	173,849
	7.339%, 4/19/2014, Series C	200,000	150,000
	7.461%, 4/1/2013, Series 971B(a)	60,410	53,463
	7.461%, 4/1/2015, Series 971A(a)	1,278,178	1,060,888
	7.566%, 3/15/2020, Series 99-2(a)	183,092	155,629
	8.388%, 11/1/2020, Series 00-1(a)	191,658	153,386
	8.56%, 7/2/2014, Series 962B	78,318	78,224
	Delta Airlines, Inc.:
	6.619%, 3/18/2011, Series 01-1(a)	342,411	311,594
	6.718%, 1/2/2023, Series 02-1(a)	792,502	647,870
	7.711%, 9/18/2011, Series 01-1(a)	925,000	763,125
	7.92%, 11/18/2010, Series 00-1(a)	700,000	610,750
	Northwest Airlines, Inc.:
	7.691%, 4/1/2017, Series 01-B(a)	450,944	360,755
	7.95%, 3/1/2015, Series 992B	782,728	770,987
	Southwest Airlines Co.:
	6.65%, 8/1/2022, Series 07-1	589,606	582,828
	7.22%, 7/1/2013, Series 95A3, Callable 9/19/2008 @ 100(a)	130,249	132,604
	United Airlines, Inc.:
	6.602%, 9/1/2013, Series 01-1(a)	182,494	179,519
	7.032%, 10/1/2010, Series 00-2(a)	432,433	429,730
	7.336%, 7/2/2019(b)	913,752	683,029
	7.73%, 7/1/2010, Series 00-1(a)	370,579	371,043

			10,667,111

0.41%	Automotive
	Ford Motor Co.:
	7.40%, 11/1/2046(a)	850,000	386,750
	8.90%, 1/15/2032(a)	360,000	192,600
	General Motors Corp., 9.40%, 7/15/2021(a)	800,000	424,000

			1,003,350

0.41%	Banks
	Bank One Corp., 5.25%, 1/30/2013(a)	1,000,000	983,557

0.17%	Beverages
	Anheuser-Busch Cos., Inc., 4.50%, 4/1/2018	500,000	422,195

0.82%	Chemicals
	Dow Chemical Co., 6.00%, 10/1/2012(a)	1,000,000	1,025,158
	E.I. Du Pont De Nemours, 5.25%, 12/15/2016(a)	1,000,000	977,790

			2,002,948

0.42%	Entertainment
	Time Warner, Inc., 6.875%, 5/1/2012(a)	1,000,000	1,023,293

11.42%	Financial Services
	American Express Credit Co., 5.875%, 5/2/2013, Series C, MTN	2,150,000	2,115,716
	Bank of America Corp.:

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Principal	Value

	CORPORATE BONDS (Continued)
	Financial Services (Continued)
	4.75%, 8/1/2015(a)	$750,000	$694,072
	5.30%, 3/15/2017(a)	1,000,000	915,737
	5.75%, 8/15/2016(a)	600,000	562,589
	Bear, Stearns & Co., Inc.:
	5.55%, 1/22/2017(a)	1,575,000	1,457,261
	6.40%, 10/2/2017(a)	3,250,000	3,197,018
	Berkshire Hathaway, Inc., 4.125%, 1/15/2010(a)	450,000	454,191
	Citigroup, Inc., 5.50%, 2/15/2017(a)	975,000	880,004
	Credit Suisse First Boston USA, Inc., 6.50%, 1/15/2012(a)	80,000	82,700
	Ford Motor Credit Co., LLC, 9.875%, 8/10/2011(a)	1,000,000	816,907
	General Electric Capital Corp.:
	4.375%, 11/21/2011(a)	230,000	231,082
	5.00%, 1/8/2016(a)	500,000	483,745
	6.00%, 6/15/2012(a)	500,000	517,863
	6.875%, 11/15/2010(a)	250,000	265,498
	8.125%, 5/15/2012(a)	2,000,000	2,195,034
	General Motors Acceptance Corp., LLC:
	5.85%, 1/14/2009(a)	1,115,000	1,067,230
	7.00%, 2/1/2012	700,000	443,651
	General Motors Nova Finance, 6.85%, 10/15/2008(a)	700,000	689,500
	Goldman Sachs Group, Inc.:
	4.50%, 6/15/2010(a)	80,000	80,228
	4.75%, 7/15/2013(a)	800,000	772,901
	5.25%, 4/1/2013(a)	300,000	296,791
	5.625%, 1/15/2017(a)	1,475,000	1,357,547
	HSBC Finance Corp., 5.875%, 2/1/2009(a)	80,000	80,537
	Lehman Brothers Holdings:
	5.625%, 1/24/2013	500,000	468,430
	6.50%, 7/19/2017(a)	1,175,000	1,065,108
	MBIA Insurance Co., 14.00%, 1/15/2033, Callable 1/15/2013 @ 100(a)(b)(c)	1,175,000	646,772
	Merrill Lynch & Co., Inc.:
	5.45%, 2/5/2013, Series C(a)	3,000,000	2,788,881
	5.70%, 5/2/2017(a)	1,000,000	859,160
	6.05%, 8/15/2012, Series C	800,000	763,836
	Morgan Stanley & Co., Inc., 5.55%, 4/27/2017, Series MTN(a)	1,000,000	877,537
	Washington Mutual Bank NV, 6.875%, 6/15/2011, Series 11(a)	910,000	660,141

			27,787,667

0.44%	Metals & Mining
	Alcoa, Inc.:
	5.375%, 1/15/2013(a)	1,000,000	977,222
	6.00%, 1/15/2012(a)	80,000	80,366

			1,057,588

0.72%	Retail
	Sears Roebuck Acceptance Corp., 6.75%, 8/15/2011	1,840,000	1,753,351

	Total Corporate Bonds
	(Cost $51,865,709)		46,701,060

5.53%	COLLATERALIZED MORTGAGE OBLIGATIONS
5.53%	U.S. Government & Agency
	Federal Farm Credit Bank, 5.59%, 12/11/2012, Series 2006-IAB3, Class 1	1,044,809	1,047,724
	Federal Home Loan Bank, 4.72%, 9/20/2012	1,111,038	1,106,272
	Federal Home Loan Mortgage Corp.:
	4.25%, 12/15/2014(a)	1,901,906	1,846,454
	5.25%, 8/15/2011, Series 3196, Class PA(a)	557,571	565,995
	5.50%, 2/15/2031, Series 3174, Class CB(a)	1,000,000	1,022,766

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Principal	Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	U.S. Government & Agency (Continued)
	5.75%, 12/15/2018, Series R009, Class AJ, REMIC(a)	$3,297,942	$3,371,962
	6.00%, 4/15/2018(a)	1,852,722	1,907,432
	Federal Home Loan Mortgage Corporation, 3.75%, 2/15/2013, Class AN, Series R015(a)	1,790,285	1,773,191
	Small Business Administration, 5.325%, 4/25/2019(a)(c)	765,193	819,723

			13,461,519

	Total Collateralized Mortgage Obligations
	(Cost $13,297,714)		13,461,519

0.39%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank, 3.50%, 4/15/2009(a)	100,000	100,484
	Federal Home Loan Bank:
	3.875%, 2/12/2010, Series RH10(a)	150,000	151,954
	4.375%, 3/17/2010(a)	150,000	153,253
	Federal Home Loan Mortgage Corp., 5.50%, 7/18/2016(a)	500,000	532,850

	Total U.S. Government & Agency
	(Cost $907,850)		938,541

8.40%	FOREIGN BONDS
2.66%	Banks
	Bank of Scotland PLC, 10.50%, 2/16/2018(d)	920,000	1,996,123
	Inter-American Development Bank:
	6.00%, 12/15/2017, Series EMTN(d)(e)	1,085,000	746,136
	6.25%, 6/22/2016(d)(e)	1,000,000	703,726
	7.25%, 5/24/2012, Series INTL(d)(e)	1,030,000	764,215
	KfW, 6.50%, 11/15/2011, Series EMTN(d)(e)	3,118,000	2,257,494

			6,467,694

1.77%	Financial Services
	General Electric Capital Corp.:
	6.75%, 9/26/2016, Series EMTN(d)(e)	3,290,000	2,113,790
	7.50%, 2/28/2011, Series EMTN(d)(e)	3,000,000	2,182,399

			4,296,189

3.97%	Sovereign Bonds
	Bundesobligation, 3.50%, 10/14/2011, Series 149(d)(e)	1,825,000	2,783,154
	Federal Republic of Brazil, 7.875%, 3/7/2015(d)(e)	475,000	537,938
	New South Wales Treasury Corp.:
	5.50%, 8/1/2014, Series 14RG(d)(e)	4,540,000	4,012,245
	7.00%, 12/1/2010, Series 10RG(d)	2,152,000	2,032,764
	New Zealand Government, 6.00%, 11/15/2011, Series 1111(d)(e)	420,000	307,622

			9,673,723

	Total Foreign Bonds
	(Cost $19,399,016)		20,437,606

6.71%	MUNICIPAL BONDS
0.55%	Alabama
	Tuscaloosa, 4.375%, 7/1/2037, Series A, AMBAC, GO, Callable 1/1/2017 @ 100(a)	1,500,000	1,332,555

2.16%	California
	California State:
	4.25%, 12/1/2035, AMBAC, GO, Callable 12/1/2016 @ 100(a)	500,000	427,555
	4.50%, 8/1/2030, MBIA-IBC, GO, Callable 2/1/2017 @ 100(a)	1,000,000	900,050
	4.50%, 8/1/2030, GO, Callable 2/1/2017 @ 100(a)	3,135,000	2,821,657
	5.00%, 4/1/2038, GO, Callable 4/1/2018 @ 100	1,000,000	969,860
	Howell Mountain Elementary School District Election:
	Zero Coupon, 8/1/2028, GO(a)	190,000	72,477

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Principal	Value

	MUNICIPAL BONDS (Continued)
	California (Continued)
	Zero Coupon, 8/1/2029, GO(a)	$150,000	$53,970

			5,245,569

0.45%	Florida
	Auburndale Florida Water & Sewer, 4.375%, 12/1/2037, AMBAC, Revenue, Callable 12/1/2017 @ 100(a)	1,275,000	1,099,445

1.01%	Illinois
	Regional Transportation Authority, 4.50%, 7/1/2035, Series A, MBIA, Revenue, Callable 7/1/2016 @ 100(a)	1,950,000	1,806,558
	University of Illinois, 4.50%, 4/1/2036, MBIA, Revenue, Callable 4/1/2016 @ 100(a)	735,000	662,889

			2,469,447

0.69%	Massachusetts
	Massachusetts Water Resources Authority, 4.375%, 8/1/2032, Series A, FSA, Revenue, Callable 2/1/2017 @ 100(a)	1,785,000	1,672,759

0.50%	Nebraska
	Lincoln Nebraska Electric System, 4.25%, 9/1/2029, Series A, FGIC, Revenue, Callable 9/1/2017 @ 100(a)	1,330,000	1,208,239

0.39%	Nevada
	Clark County, 4.75%, 11/1/2035, FGIC, GO, Callable 5/1/2016 @ 100(a)	1,000,000	944,490

0.08%	Pennsylvania
	Conneaut School District, Zero Coupon, 11/1/2030, Series B, FSA State Aid Withholding, GO(a)	690,000	205,738

0.88%	Texas
	Anna Independent School District, 4.50%, 8/15/2035, PSF-G, GO, Callable 8/15/2017 @ 100(a)	1,335,000	1,229,201
	Red Oak Independent School District, 4.50%, 8/15/2038, PSF-G, GO, Callable 8/15/2017 @ 100(a)	500,000	463,535
	Texas State, 4.50%, 4/1/2033, GO, Callable 4/1/2017 @ 100(a)	500,000	458,140

			2,150,876

	Total Municipal Bonds
	(Cost $16,848,848)		16,329,118

2.59%	TAXABLE MUNICIPAL BONDS
0.07%	Alabama
	City of Alabaster, 5.34%, 4/1/2017, Series A, XLCA, GO, Callable 4/1/2015 @ 100(a)	170,000	163,717

0.64%	California
	Solano County, 5.14%, 1/15/2014, Revenue(a)	1,280,000	1,236,851
	Thousand Oaks Redevelopment Agency, 5.00%, 12/1/2009, Series B, AMBAC, Tax Allocation(a)	250,000	253,368
	Watsonville Redevelopment Agency, 5.20%, 9/1/2012, FGIC, Tax Allocation(a)	60,000	59,585

			1,549,804

0.11%	Georgia
	College Park Business & Industrial Development Authority, 5.75%, 9/1/2015, Revenue(a)	250,000	255,075

0.11%	Maine
	City of Auburn, 5.125%, 8/1/2011, GO(a)	275,000	275,234

0.01%	New Jersey
	Orange Township, 5.17%, 12/1/2011, Series C, FSA, GO(a)	35,000	35,574

0.06%	North Carolina
	Charlotte Airport, 4.05%, 7/1/2009, Series C, Revenue(a)	150,000	150,273

1.30%	Pennsylvania
	Beaver County, 5.00%, 12/15/2011, FSA, GO(a)	60,000	60,494

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Principal	Value

	TAXABLE MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
	Commonwealth Funding Authority, 5.30%, 6/1/2017, MBIA, Revenue(a)	$2,880,000	$2,841,898
	Duquesne, 5.00%, 12/15/2013, Series B, FSA, GO(a)	170,000	169,357
	Washington, 5.40%, 9/1/2008, Series A, FGIC, GO(a)	100,000	100,135

			3,171,884

0.13%	South Carolina
	Richland Lexington Airport District, 6.59%, 1/1/2017, FSA, Revenue(a)	300,000	318,636

0.16%	Tennessee
	Alcoa, 5.55%, 6/1/2020, AMBAC, GO, Callable 6/1/2015 @ 100(a)	400,000	391,416

	Total Taxable Municipal Bonds
	(Cost $6,313,508)		6,311,613

% of
Net Assets	Description	Shares	Value

6.17%	PREFERRED STOCKS
0.11%	Automobile
	General Motors Corp., 6.25%, Series C, Convertible 7/20/2010 @ $25.83	22,484	256,767

0.75%	Banks
	Bank of America Corp., 8.20%, Series H, Callable 5/1/2013 @ $25	44,922	1,089,358
	Barclays Bank PLC, 8.125%, Series 5, Callable 6/15/2013 @ $25	24,289	580,507
	Wachovia Capital Trust X, 7.85%, Callable 12/15/2012 @ $25	7,297	161,264

			1,831,129

4.44%	Financial Services
	Allianz SE, 8.375%, Callable 6/15/2013 @ $25	26,866	671,919
	Bear Stearns Capital Trust III, 7.80%, Callable 9/10/2008 @ $25	137,161	3,247,972
	Capital One Capital II, 7.50%, Callable 6/15/2011 @ $25	75,243	1,369,422
	Citigroup, Inc., 8.125%, Series AA, Callable 2/15/2018 @ $25	46,264	950,725
	Corts-First Union Capital I, 8.20%, Callable 9/8/2008 @ $26.42	900	18,855
	Countrywide Capital IV, 6.75%, Callable 9/9/2008 @ $25	33,329	533,264
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	31,418	505,830
	Ford Motor Co. Capital Trust II, 6.50%, Convertible 9/11/2008 @ $51.30	3,328	78,441
	ING Groep NV, 8.50%, Callable 9/15/2013 @ $25	20,040	501,000
	Lehman Brothers Holdings, 6.50%, Series F, Callable 9/8/2008 @ $25	10,190	138,278
	Lehman Brothers Holdings, 7.95%, Series J, Callable 2/15/2013 @ $25	78,669	1,241,397
	Lehman Brothers Holdings Capital Trust III, 6.375%, Series K, Callable 9/15/2008 @ $25	10,190	145,106
	Lehman Brothers Holdings Capital Trust VI, 6.24%, Series N, Callable 1/18/2010 @ $25	9,942	141,972
	Merrill Lynch & Co., 8.625%, Series MER, Callable 5/28/2013 @ $25	35,909	737,930
	Merrill Lynch Preferred Capital Trust III, 7.00%, Callable 9/11/2008 @ $25	8,060	150,400
	Morgan Stanley Capital Trust VI, 6.60%, Callable 2/1/2011 @ $25	7,609	150,734
	PreferredPlus Trust, 6.00%, Series GSG1, Callable 9/8/2008 @ $25	3,700	72,113

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Shares	Value

	PREFERRED STOCKS (Continued)
	Financial Services (Continued)
	Saturns, 5.625%, Series GS 2003-11, Callable 9/12/2008 @ $25	7,796	$143,992

			10,799,350

0.04%	Telecommunications
	US Cellular Corp., 8.75%, Callable 9/10/2008 @ $25	4,000	96,400

0.83%	U.S. Government & Agency
	Fannie Mae, 1.36%, Series F, Callable 3/31/2010 @ $50(c)	21,748	300,122
	Fannie Mae, 4.50%, Series P, Callable 9/30/2012 @ $25(c)	15,143	156,427
	Fannie Mae, 5.81%, Series H, Callable 9/10/2008 @ $50	7,800	193,128
	Fannie Mae, 8.25%, Series T, Callable 5/20/2013 @ $25	15,879	277,724
	Freddie Mac, 4.00%, Series S, Callable 6/30/2011 @ $50(c)	13,725	250,481
	Freddie Mac, 5.00%, Series F, Callable 9/12/2008 @ $50	16,030	323,005
	Freddie Mac, 6.42%, Series T, Callable 6/30/2011 @ $50	13,210	363,275
	Freddie Mac, 8.375%, Series Z, Callable 12/31/2012 @ $25	9,627	163,178

			2,027,340

	Total Preferred Stocks
	(Cost $16,285,653)		15,010,986

59.81%	EXCHANGE TRADED / CLOSED-END FUNDS
2.96%	Asset Allocation Closed-End Funds
	BlackRock Preferred & Equity Advantage Trust	107,110	1,534,886
	John Hancock Patriot Premium Dividend Fund II(e)	327,964	2,820,490
	TCW Strategic Income Fund, Inc.	307,982	1,034,820
	TS&W/Claymore Tax-Advantaged Balanced Fund	167,283	1,828,403

			7,218,599

0.96%	Equity Closed-End Funds
	Nuveen Equity Premium & Growth Fund	33,705	506,586
	Nuveen Real Estate Income Fund	26,000	366,600
	Nuveen Tax-Advantage Dividend Growth Fund	32,170	448,772
	RMR Hospitality & Real Estate Fund	12,247	145,739
	Tri-Continental Corp.	51,152	860,377

			2,328,074

4.59%	Municipal Closed-End Funds
	BlackRock Florida Municipal 2020 Term Trust	2,522	31,525
	BlackRock MuniHoldings Florida Insured Fund	80,233	943,540
	BlackRock MuniHoldings Insured Fund II, Inc.	10,115	114,300
	BlackRock MuniHoldings Insured Fund, Inc.	46,996	530,115
	BlackRock MuniHoldings New York Insured Fund, Inc.	15,000	179,550
	BlackRock MuniYield Florida Fund	13,075	155,723
	BlackRock MuniYield Florida Insured Fund	30,815	362,076
	BlackRock MuniYield Michigan Insured Fund, Inc.	30,800	378,840
	BlackRock MuniYield Pennsylvania Insured Fund	18,884	234,728
	BlackRock MuniYield Quality Fund II	27,505	292,103
	Delaware Investments Minnesota Municipal Income Fund II, Inc.	7,211	94,825
	DTF Tax Free Income, Inc.	14,344	192,210
	DWS Municipal Income Trust	44,120	448,700
	Eaton Vance New Jersey Municipal Income Trust	3,527	42,218
	Morgan Stanley Insured Municipal Trust	8,600	105,522
	Neuberger Berman Intermediate Municipal Fund, Inc.(e)	52,935	671,216
	Nuveen California Dividend Advantage Municipal Fund II	4,225	53,320
	Nuveen California Municipal Market Opportunity Fund	2,963	37,867
	Nuveen California Quality Income Municipal Fund	13,400	176,210
	Nuveen California Select Quality Municipal Fund	13,467	171,704

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Municipal Closed-End Funds (Continued)
	Nuveen Florida Investment Quality Municipal Fund	9,668	$116,209
	Nuveen Florida Quality Income Municipal Fund	19,102	232,853
	Nuveen Georgia Premium Income Municipal Fund	7,680	94,848
	Nuveen Insured California Premium Income Municipal Fund II	19,837	247,169
	Nuveen Insured Dividend Advantage Municipal Fund	16,515	209,410
	Nuveen Insured Florida Premium Income Municipal Fund	34,322	429,711
	Nuveen Insured Florida Tax-Free Advantage Municipal Fund	1,408	17,023
	Nuveen Insured Municipal Opportunity Fund, Inc.	30,520	386,383
	Nuveen Insured Premium Income Municipal Fund 2	39,650	448,441
	Nuveen Maryland Premium Income Municipal Fund	11,478	140,032
	Nuveen Michigan Premium Income Municipal Fund	7,587	93,927
	Nuveen Michigan Quality Income Municipal Fund	21,461	264,400
	Nuveen New Jersey Dividend Advantage Municipal Fund	28,616	359,131
	Nuveen New Jersey Investment Quality Municipal Fund	14,858	187,657
	Nuveen New York Quality Income Municipal Fund	27,346	340,458
	Nuveen Ohio Dividend Advantage Municipal Fund	6,358	81,192
	Nuveen Pennsylvania Investment Quality Municipal Fund	15,675	191,235
	Nuveen Pennsylvania Premium Income Municipal Fund II	14,506	167,544
	Nuveen Performance Plus Municipal Fund	19,020	238,891
	Nuveen Premier Insured Municipal Income Fund, Inc.	24,652	305,192
	Nuveen Premium Income Municipal Fund IV	58,050	633,325
	Putnam Municipal Opportunities Trust	64,315	699,104
	Seligman Select Municipal Fund, Inc.	8,125	77,594

			11,178,021

50.64%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	113,403	941,245
	Aberdeen Asia-Pacific Income Fund, Inc.	123,861	744,405
	Aberdeen Global Income Fund, Inc.	78,416	920,604
	ACM Managed Dollar Income Fund	160,010	1,057,666
	AllianceBernstein Income Fund(e)	505,228	4,107,504
	American Select Portfolio	20,550	220,091
	BlackRock Core Bond Trust(e)	266,515	3,064,922
	BlackRock Corporate High Yield Fund III, Inc.	118,600	742,436
	BlackRock Corporate High Yield Fund V, Inc.	55,266	572,003
	BlackRock Corporate High Yield Fund VI, Inc.	35,000	362,950
	BlackRock Corporate High Yield Fund, Inc.	98,300	623,222
	BlackRock Enhanced Goverment Fund, Inc.	3,700	60,199
	BlackRock High Income Shares	217,088	416,809
	BlackRock Income Opportunity Trust	39,851	382,968
	BlackRock Income Trust(e)	1,857,871	10,738,494
	BlackRock Limited Duration Income Trust	27,440	400,624
	BlackRock Preferred & Corporate Income Strategies Fund, Inc.	2,505	34,419
	BlackRock Preferred Income Strategies Fund, Inc.	7,075	96,998
	BlackRock Senior High Income Fund, Inc.	371,858	1,628,738
	BlackRock Strategic Bond Trust	89,985	993,434
	Claymore/Guggenheim Strategic Fund	33,119	496,454
	Credit Suisse Asset Management Income Fund, Inc.	40,500	130,815
	Dreyfus High Yield Strategies Fund(e)	1,858,529	6,337,584
	DWS Dreman Value Income Edge Fund	59,300	728,797
	DWS Global High Income Fund, Inc.	61,761	508,911
	DWS Multi-Market Income Trust	333,245	2,642,633
	DWS Strategic Income Trust	35,480	379,281
	Eaton Vance Limited Duration Income Fund(e)	132,773	1,818,990
	Eaton Vance Senior Income Trust	86,223	538,894
	Eaton Vance Short Duration Diversified Income Fund(e)	240,529	3,581,477
	Ellsworth Fund Ltd.	75,981	540,225
	Evergreen Income Advantage Fund	10,060	102,210
	Evergreen Multi-Sector Income Fund(e)	285,444	4,287,369
	First Trust/Aberdeen Global Opportunity Income Fund	2,181	34,242

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Taxable Fixed Income Closed-End Funds (Continued)
	First Trust/FIDAC Mortgage Income Fund	3,253	$54,976
	First Trust/Four Corners Senior Floating Rate Income Fund	88,556	1,195,506
	First Trust/Four Corners Senior Floating Rate Income Fund II(e)	214,265	2,877,579
	Flaherty & Crumrine/Claymore Preferred Securities Income Fund(e)	67,796	877,958
	Flaherty & Crumrine/Claymore Total Return Fund, Inc.(e)	89,156	1,180,425
	Franklin Templeton Limited Duration Income Trust	200,454	2,154,880
	Global Income & Currency Fund	29,929	487,543
	Highland Credit Strategies Fund	53,642	637,267
	ING Prime Rate Trust(e)	593,969	3,231,191
	John Hancock Preferred Income Fund III	104,835	1,687,843
	Lehman Brothers/First Trust Income Opportunity Fund	46,900	492,919
	MFS Charter Income Trust(e)	553,985	4,564,836
	MFS InterMarket Income Trust I	50,404	386,095
	MFS Intermediate Income Trust(e)	1,038,312	6,416,768
	MFS Multimarket Income Trust(e)	938,772	5,275,899
	Morgan Stanley Emerging Markets Debt Fund, Inc.(e)	490,702	4,607,692
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	34,000	523,600
	Morgan Stanley Global Opportunity Bond Fund, Inc.	52,462	333,658
	Nuveen Floating Rate Income Fund	156,570	1,595,448
	Nuveen Floating Rate Income Opportunity Fund	85,690	862,041
	Nuveen Global Government Enhanced Income Fund	78,425	1,269,701
	Nuveen Multi-Currency Short-Term Government Income Fund	195,714	3,421,081
	Nuveen Multi-Strategy Income & Growth Fund(e)	559,132	5,015,414
	Nuveen Multi-Strategy Income & Growth Fund II(e)	647,950	6,000,017
	Nuveen Quality Preferred Income Fund	98,934	917,118
	Nuveen Quality Preferred Income Fund 2	53,925	506,895
	Nuveen Quality Preferred Income Fund 3	1,600	14,144
	Nuveen Tax-Advantaged Floating Rate Fund	60,675	362,230
	Putnam High Income Securities Fund	11,885	88,068
	Putnam Premier Income Trust(e)	103,182	615,997
	Transamerica Income Shares, Inc.(e)	45,081	795,680
	Van Kampen Bond Fund	17,676	285,998
	Van Kampen Senior Income Trust	164,395	902,529
	Western Asset Emerging Markets Debt Fund, Inc.(e)	189,131	3,222,792
	Western Asset Emerging Markets Income Fund II, Inc.	47,482	571,208
	Western Asset Global High Income Fund, Inc.	283,559	3,000,054
	Western Asset Global Partners Income Fund, Inc.	161,753	1,722,669
	Western Asset High Income Opportunity Fund, Inc.(e)	866,262	4,547,875
	Western Asset Worldwide Income Fund, Inc.(e)	26,543	336,565

			123,277,772

0.66%	Taxable Fixed Income Exchange-Traded Funds
	iShares S&P U.S. Preferred Stock Index Fund	42,140	1,598,792

	Total Exchange Traded / Closed-End Funds
	(Cost $153,919,617)		145,601,258

% of
Net Assets	Description	Contracts	Value

0.15%	PURCHASED OPTIONS(f)
	CBOE SPX Volatility Index:
	8/20/2008, Call @ $22.50	261	46,980
	8/20/2008, Call @ $25.00	1,423	135,185
	8/20/2008, Call @ $27.50	2,222	122,210

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Contracts	Value

	PURCHASED OPTIONS (Continued)
	8/20/2008, Call @ $30.00	1,945	$68,075

	Total Purchased Options
	(Cost $593,777)		372,450

% of
Net Assets	Description	Shares	Value

1.21%	SHORT-TERM INVESTMENT
	BNY Hamilton Money Fund, 2.47%(g)	2,955,332	2,955,332

110.15%	Total Investments
	(Cost $282,387,024)		268,119,483

(10.15)%	Liabilities in excess of other assets		(24,696,211)

100.00%	NET ASSETS		$243,423,272

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(c)	Variable rate security.
(d)	Foreign bond; principal shown in local currency, market value shown in U.S. dollars.
(e)	All or a portion of the security is segregated in connection with foreign currency and futures contracts.
(f)	Non-income producing securities.
(g)	Rate represents the effective yield.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
MTN	Medium Term Note
PLC	Public Liability Co.
PSF-G	Public School Fund Guaranteed
REMIC	Real Estate Mortgage Investment Conduit
SPX	S&P 500 Index
XLCA	Insured by XL Capital Assurance

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

	At July 31, 2008, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:
	Unrealized Appreciation		$2,949,884
	Unrealized Depreciation		(20,625,176)

	Net Unrealized Depreciation		$(17,675,292)

% of Net Assets

13.08%	U.S. TREASURY SECURITIES SOLD SHORT	Principal	Value

	U.S. Treasury Bill, Zero Coupon, 8/14/2008	$3,000,000	$2,998,506
	U.S. Treasury Bond, 2.125%, 1/31/2010	4,000,000	3,991,876
	U.S. Treasury Note, 2,625%, 5/31/2010	17,000,000	17,065,093
	U.S. Treasury Note, 2.875%, 6/30/2010	5,000,000	5,040,235
	U.S. Treasury Note, 3.125%, 4/30/2013	2,750,000	2,743,128

	Total U.S. Treasury Securities Sold Short (Proceeds $31,755,614)		$31,838,838

		Local Currency	Market Value	Settlement Date	Unrealized Gain/(Loss)
CURRENCY CONTRACTS
To Buy:
Japanese Yen		186,028,300	$1,725,376	8/8/2008	$(13,206)

To Sell:
Australia Dollar		8,874,929	8,345,587	8/8/2008	127,447
Canadian Dollar		1,734,936	1,694,620	8/8/2008	18,728
Euro		5,395,582	8,411,841	8/8/2008	64,618
British Sterling Pound		3,981,201	7,885,418	8/8/2008	(30,508)
Japanese Yen		181,569,000	1,684,017	8/8/2008	55,983
New Zealand Dollar		13,917,248	10,197,485	8/8/2008	310,038

					$546,306

			Contracts	Notional Value	Unrealized Gain/(Loss)
FUTURES CONTRACTS PURCHASED
Euro-Bund, expires 9/11/2008			22	$3,860,594	$3,845
U.S. Dollar Index, expires 9/15/2008			118	8,663,560	22,218
U.S. 2 Year Note, expires 9/30/2008			50	10,600,000	(8,135)

					17,928

FUTURES CONTRACTS SOLD SHORT
S&P 500 E-mini, expires 9/22/2008			238	15,078,490	579,849
U.S. 5 Year Note, expires 9/30/2008			103	11,467,602	(26,933)
U.S. 10 Year Note, expires 9/30/2008			47	5,396,922	(46,973)
U.S. Long Bond, expires 9/19/2008			36	4,158,000	(26,861)

					479,082

Total					$497,010

CREDIT DEFAULT SWAPS
Underlying Instrument	Notional Amount	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Unrealized Gain/(Loss)

ABX Home Equity AA Index, Series 2007-1	$3,150,000	Sell	0.15%	8/25/2037	$(401,210)
CDX North America Investment Grade, Series 10	59,650,000	Sell	1.55%	6/20/2013	148,139
LCDX North American Index, Series 9.1	4,300,000	Sell	2.25%	12/20/2012	101,012

					$(152,059)

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

% of
Net Assets	Description	Principal	Value

2.62%	CORPORATE BONDS
0.40%	Banks
	Wachovia Corp., 5.75%, 2/1/2018, Series G	$700,000	$600,395

1.51%	Financial Services
	Bear, Stearns & Co., Inc., 6.40%, 10/2/2017(a)	1,100,000	1,082,068
	MBIA Insurance Co., 14.00%, 1/15/2033, Callable 1/15/2013 @ 100(b)(c)	440,000	242,195
	Merrill Lynch & Co., Inc., 5.45%, 2/5/2013, Series C(a)	1,000,000	929,627

			2,253,890

0.45%	Health Care
	UnitedHealth Group, Inc., 6.00%, 2/15/2018	700,000	672,771

0.26%	Retail
	Sears Roebuck Acceptance Corp., 6.75%, 8/15/2011	400,000	381,163

	Total Corporate Bonds
	(Cost $4,209,264)		3,908,219

64.56%	MUNICIPAL BONDS
1.60%	Alabama
	Alabama Agriculture & Mechanical, 5.00%, 11/1/2017, AMBAC, Revenue, Callable 5/1/2017 @ 100(a)	1,900,000	2,000,149
	Alabama State Federal Highway Finance Authority, 5.00%, 3/1/2017, Series A, MBIA, Revenue, Callable 3/1/2012 @ 100(a)	275,000	284,804
	Birmingham Jefferson Civic Center Authority, 4.125%, 7/1/2017, Series A, AMBAC, Special Tax, Callable 9/8/2008 @ 100	100,000	93,065

			2,378,018

0.16%	Arkansas
	Arkansas Development Finance Authority, 5.00%, 11/1/2014, Series B, FSA, Revenue(a)	220,000	238,726

6.86%	California
	Antioch California Union School District, 4.25%, 9/1/2021, COP, FGIC, Callable 9/1/2015 @ 100(a)	685,000	631,885
	Berryessa Union School District, 4.75%, 8/1/2016, Series B, FSA, GO, Callable 8/1/2011 @ 101	100,000	104,014
	California State:(a)
	4.50%, 8/1/2026, GO, Callable 2/1/2017 @ 100	1,350,000	1,263,829
	5.25%, 3/1/2036, GO, Callable 3/1/2018 @ 100	2,000,000	2,000,360
	5.00%, 4/1/2038, GO, Callable 4/1/2018 @ 100	4,000,000	3,879,440
	Chabot-Las Positas Community College District, Zero Coupon, 8/1/2014, AMBAC, GO(a)	500,000	394,420
	Los Angeles Unified School District, 4.75%, 7/1/2029, Series G, AMBAC, GO, Callable 7/1/2016 @ 100	790,000	757,610
	Oakland Redevelopment Agency, 5.50%, 2/1/2014, AMBAC, Tax Allocation	145,000	154,769
	San Jose, California Parks & Public Safety, 4.00%, 9/1/2019, GO, Callable 9/1/2015 @ 100(a)	1,050,000	1,029,704

			10,216,031

0.96%	Colorado
	Adams County School District No. 14, 5.00%, 12/1/2015, MBIA State Aid Withholding, GO	425,000	463,263
	Arkansas River Power Authority, 5.25%, 10/1/2016, XLCA, Revenue(a)	300,000	295,680
	Douglas County School District No. RE1 Douglas & Elber Counties, 7.00%, 12/15/2012, MBIA State Aid Withholding, GO(a)	585,000	675,043

			1,433,986

2.38%	Florida
	Dunedin Utility System, 6.25%, 10/1/2011, FGIC, Revenue	50,000	54,903
	Lakeland, Florida Energy System, 5.00%, 10/1/2024, Revenue, Callable 10/1/2016 @ 100(a)	1,045,000	1,056,087

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Principal	Value

	MUNICIPAL BONDS (Continued)
	Florida (Continued)
	Miami-Dade County Public Facilities, 4.375%, 6/1/2037, Series A, MBIA, Revenue, Callable 6/1/2015 @ 100	$500,000	$434,425
	Nassau County Public Improvement, 5.00%, 5/1/2021, MBIA, Revenue(a)	1,260,000	1,319,245
	Orlando Tourist Development Tax, 5.25%, 11/1/2020, Series A, Assured Guaranty, Revenue, Callable 11/1/2017 @ 100	645,000	672,271

			3,536,931

2.41%	Georgia
	Fulton County, Georgia Development Authority, Zero Coupon, 5/1/2033(d)	105,000	2,887
	Georgia State, 5.80%, 11/1/2018, Series D, GO, Prerefunded 11/1/2009 @ 102	3,355,000	3,584,650

			3,587,537

7.75%	Illinois
	Chicago Board of Education, 5.875%, 12/1/2017, FGIC, GO, Prerefunded 12/1/2010 @ 100	2,465,000	2,660,154
	Chicago O’Hare International Airport:
	4.00%, 1/1/2012, Series A, FSA, Revenue	500,000	510,850
	5.25%, 1/1/2016, Series B, MBIA, Revenue(a)	260,000	276,700
	City of Bellwood, 4.45%, 12/1/2020, Series B, MBIA, GO, Callable 12/1/2015 @ 100	100,000	100,118
	City of Oak Park, Zero Coupon, 11/1/2013, Series B, GO, Callable 11/1/2012 @ 100(a)	500,000	408,405
	City of Orland Park, 4.125%, 12/1/2018, XCLA, GO, Callable 12/1/2014 @ 100(a)	260,000	259,230
	Cook County Community High School District No. 219 Niles Township, 3.625%, 12/1/2012, MBIA, GO, ETM	685,000	704,173
	Cook County Community School District No. 97 Oak Park, 9.00%, 12/1/2015, Series B, FGIC, GO(a)	300,000	397,515
	Cook County School District No. 100, 8.10%, 12/1/2015, FSA, GO, ETM(a)	300,000	388,437
	Jackson & Williamson Counties Community High School District No. 165, 7.50%, 12/1/2009, AMBAC, GO(e)	250,000	267,060
	Kane County Forest Preservation District, 5.00%, 12/30/2010, GO, Prerefunded 12/30/2009 @ 100	800,000	833,704
	Lake County Warren Township High School District No. 121 Gurnee, 5.25%, 3/1/2024, Series D, FGIC, GO, Prerefunded 9/1/2014 @ 100	2,410,000	2,659,652
	Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, 5.375%, 6/1/2013, FGIC, Revenue(a)	1,260,000	1,370,338
	Peoria Public Building Commission School District Facilities Revenue, 5.00%, 12/1/2010, FGIC, Revenue	500,000	520,310
	Winnebago County, 4.25%, 12/30/2013, MBIA, GO	175,000	182,809

			11,539,455

1.96%	Indiana
	Decatur Township Marion County Multi-School Building Corp., 5.00%, 7/15/2015, Series B, FSA State Aid Withholding, Revenue(a)	605,000	657,012
	Hammond Local Public Improvement Bond Bank, 4.50%, 8/15/2017, Series A, XLCA, Revenue, Callable 8/15/2011 @ 100(a)	520,000	518,466
	Hammond Public Library Leasing Corp., 5.00%, 7/10/2014, XLCA, Revenue(a)	410,000	430,561
	Indiana State Fair Common Fairgrounds, 4.20%, 1/1/2014, AMBAC, Revenue, Callable 1/1/2013 @ 100(a)	390,000	400,885
	Indiana Transportation Finance Authority, 5.50%, 12/1/2015, Series C, FGIC, Revenue(a)	585,000	649,590

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Principal	Value

	MUNICIPAL BONDS (Continued)
	Indiana (Continued)
	Randolph Central School Building Corp., 4.75%, 7/15/2011, FSA State Aid Withholding, Revenue(a)	$250,000	$263,828

			2,920,342

0.44%	Iowa
	Sioux City Community School District School Infrastructure, 4.00%, 10/1/2015, Series B, CIFG, Revenue, Callable 10/1/2014 @ 100(a)	650,000	654,206

0.72%	Kansas
	Miami County Unified School District No. 416, 5.00%, 9/1/2016, MBIA, GO(a)	1,000,000	1,072,660

0.76%	Louisiana
	Louisiana State:(a)
	5.00%, 8/1/2012, Series A, MBIA, GO	350,000	373,684
	5.00%, 7/15/2015, Series B, CIFG, GO	500,000	536,625
	5.25%, 10/15/2015, Series A, AMBAC, GO, Callable 10/15/2014 @ 100	200,000	216,206

			1,126,515

0.45%	Massachusetts
	Massachusetts State Health & Educational Facilities Authority, 4.50%, 10/1/2031, Series F, FGIC, Revenue, Callable 10/1/2016 @ 100	750,000	667,267

1.72%	Michigan
	City of Detroit, 5.00%, 4/1/2012, Series C, FSA, GO	50,000	53,097
	Michigan State, 6.25%, 11/1/2012, GO(a)	2,000,000	2,138,060
	Plymouth-Canton Community School District, 5.25%, 5/1/2015, Q-SBLF, GO, Callable 5/1/2013 @ 100(a)	350,000	377,307

			2,568,464

0.52%	Minnesota
	Rochester Electric Utility, 5.10%, 12/1/2017, Revenue, Prerefunded 12/1/2010 @ 100	735,000	781,254

0.30%	Mississippi
	Itawamba Community College District, 5.00%, 2/1/2011, XLCA-ICR, GO	50,000	52,430
	Mississippi State:
	6.00%, 9/1/2011, FSA, GO9(a)	265,000	289,955
	4.25%, 8/1/2016, GO, Callable 8/1/2013 @ 100	100,000	101,890

			444,275

1.38%	Missouri
	Joint Municipal Electric Utility Commission Power Project:
	5.00%, 1/1/2015, MBIA, Revenue(a)	620,000	645,811
	5.00%, 1/1/2042, Series A, AMBAC, Revenue, Callable 1/1/2017 @ 100	585,000	534,854
	St. Louis Airport, 5.00%, 7/1/2015, Series A, FSA, Revenue(a)	825,000	877,907

			2,058,572

2.72%	Nevada
	Clark County:
	4.50%, 6/1/2018, FSA, GO, Callable 6/1/2016 @ 100(a)	275,000	284,518
	3.50%, 11/1/2026, AMBAC, GO, Callable 11/1/2016 @ 100	3,610,000	2,880,816
	North Las Vegas Local Improvement, 4.125%, 12/1/2014, AMBAC, Special Assessment(a)	260,000	268,538
	Truckee Meadows Water Authority, 5.25%, 7/1/2034, Series A, FSA, Revenue, Prerefunded 7/1/2011 @ 100(a)	340,000	363,967

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Principal	Value

	MUNICIPAL BONDS (Continued)
	Nevada (Continued)
	Water Pollution Control, 3.25%, 8/1/2010, FSA, GO(a)	$250,000	$254,395

			4,052,234

1.24%	New Jersey
	City of Clifton, 4.25%, 8/1/2017, CIFG, GO, Callable 7/1/2011 @ 100(a)	560,000	564,150
	Hoboken Municipal Hospital Authority, 4.45%, 7/1/2021, Series A, FSA Municipal Government Guaranteed, Revenue, Callable 7/1/2017 @ 100(a)	1,000,000	977,870
	New Jersey State Educational Facilities Authority Revenue, 4.25%, 3/1/2012, Series A, Revenue, Callable 3/1/2011 @ 100(a)	300,000	307,191

			1,849,211

0.35%	New Mexico
	Tucumcari Municipal Gross Receipt Lodgers Tax Revenue, 4.625%, 6/1/2017, MBIA, Revenue, Callable 6/1/2010 @ 100	510,000	515,523

0.82%	New York
	City of New York, 3.90%, 9/1/2016, Series F-1, GO, Callable 9/1/2015 @ 100	100,000	99,929
	City of Utica Public Improvement, 4.75%, 4/1/2015, FSA, GO(a)	335,000	354,149
	Erie County Public Improvement, 5.00%, 12/1/2015, Series A, MBIA, GO	100,000	106,288
	New York City Municipal Water Finance Authority, 2.375%, 6/15/2010, Series C, Revenue	50,000	50,067
	New York City Transit Finance Authority, 5.50%, 5/1/2025, Revenue, Prerefunded 5/1/2009 @ 101(a)	300,000	311,814
	Troy Industrial Development Authority Civic Facility, 4.05%, 4/1/2037, Revenue, Callable 9/1/2011 @ 100(a)(c)	290,000	298,523

			1,220,770

0.31%	North Carolina
	North Carolina Eastern Municipal Power Agency Power System, 5.00%, 1/1/2017, Series A, Revenue, ETM(a)	435,000	469,322

3.33%	Ohio
	City of Cleveland Various Purpose, 5.50%, 12/1/2013, MBIA, GO, Callable 12/1/2012 @ 100(a)	570,000	617,709
	Heath City School District, 5.50%, 12/1/2027, Series A, FGIC, GO, Prerefunded @ 12/1/2010 @ 100	1,000,000	1,070,750
	Ohio State:
	5.50%, 12/1/2009, Series II-A, Revenue	2,490,000	2,598,415
	5.00%, 9/15/2018, Series A, GO, Callable 3/15/2015 @ 100	625,000	665,825

			4,952,699

1.87%	Oklahoma
	Tulsa County Public Facilities Authority, 6.95%, 11/1/2011, Revenue, Prerefunded 11/1/2009 @ 102(a)	1,670,000	1,762,618
	University of Oklahoma, 5.00%, 7/1/2023, Series A, FGIC, Revenue, Callable 7/1/2016 @ 100(a)	1,000,000	1,028,890

			2,791,508

0.51%	Pennsylvania
	Philadelphia Authority for Industrial Development, 5.00%, 12/1/2016, FGIC, Revenue(a)	500,000	519,275

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Principal	Value

	MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
	St. Clair Area School District, 2.15%, 11/15/2008, FGIC State Aid Withholding, GO(a)	$235,000	$235,059

			754,334

0.31%	Puerto Rico
	Puerto Rico Commonwealth Highway & Transportation Authority, 5.50%, 7/1/2016, Series AA, FGIC, Revenue(a)	445,000	459,066

2.29%	South Carolina
	Beaufort County, 8.00%, 3/1/2016, MBIA State Aid Withholding, GO(a)	850,000	1,076,559
	South Carolina Transportation Infrastructure Bank, 5.00%, 10/1/2033, Series A, AMBAC, Revenue, Callable 10/1/2013 @ 100(a)	1,520,000	1,465,113
	State Highway, 3.00%, 8/1/2020, Series A, GO, Callable 5/1/2015 @ 100(a)	1,000,000	863,020

			3,404,692

1.08%	Tennessee
	Metropolitan Government Nashville & Davidson County Water & Sewer, 5.20%, 1/1/2013, FGIC, Revenue(a)	1,500,000	1,601,325

11.69%	Texas
	Aledo Independent School District, 5.00%, 2/15/2016, Series A, PSF-G, GO, Callable 2/15/2015 @ 100(a)	530,000	568,038
	Austin Electric Utility System, 5.50%, 11/15/2015, Series A, AMBAC, Revenue	500,000	547,580
	Austin, Texas Water & Wastewater System:(a)
	5.00%, 11/15/2018, MBIA, Revenue	600,000	645,402
	5.00%, 11/15/2021, AMBAC, Revenue	750,000	778,778
	Birdville Independent School District, Zero Coupon, 2/15/2012, PSF-G, GO(a)	465,000	413,432
	Brazoria County Municipal Utility District No. 26, 4.60%, 9/1/2028, FGIC, GO, Callable 9/1/2013 @ 100	100,000	90,063
	Bryan Waterworks & Sewer, 4.25%, 7/1/2018, MBIA, Revenue, Callable 7/1/2014 @ 100	90,000	89,493
	Cedar Park, 5.00%, 2/15/2016, MBIA, GO(a)	500,000	530,935
	City of Corsicana, 4.00%, 2/15/2010, XLCA, GO(a)	300,000	304,041
	City of Midlothian, 5.50%, 8/15/2013, MBIA, GO	175,000	192,701
	City of Rowlett, 4.50%, 2/15/2014, MBIA, GO(a)	715,000	752,480
	City of San Marcos, 4.45%, 8/15/2021, FSA, GO, Callable 8/15/2014 @ 100	140,000	139,861
	City of Southlake, 4.00%, 2/15/2017, AMBAC, GO, Callable 2/15/2014 @ 100(a)	285,000	286,402
	City of Waco, 4.40%, 2/1/2029, XLCA, GO, Callable 2/1/2015 @ 100(a)	340,000	310,175
	Conroe Independent School District, 5.00%, 2/15/2014, Series A, PSF-G, GO(a)	750,000	811,177
	Corpus Christi Utility System, 5.50%, 7/15/2009, Series A, FSA, Revenue	50,000	51,600
	Dallas TX, 5.00%, 2/15/2019, GO, Callable 2/15/2014 @ 100(a)	275,000	287,958
	Dallas Waterworks & Sewer Systems, 5.00%, 10/1/2011, Series A, Revenue(a)	600,000	639,204
	Dallas-Fort Worth International Airport Facility Improvement Corp., 6.00%, 11/1/2014, Revenue, Callable 9/8/2008 @ 100	140,000	74,659
	El Paso County, 5.25%, 2/15/2020, FSA, GO, Prerefunded 2/15/2012 @ 100	675,000	728,764
	El Paso TX, 5.00%, 8/15/2021, MBIA, GO(a)	1,490,000	1,554,860
	Harris County, 5.25%, 10/1/2019, GO, Prerefunded 10/1/2013 @ 100(a)	250,000	273,300
	Laguna Madre Water District, 4.50%, 3/1/2024, AMBAC, Revenue, Callable 3/1/2016 @ 100(a)	595,000	580,661

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Principal	Value

	MUNICIPAL BONDS (Continued)
	Texas (Continued)
	North East Independent School District, 5.25%, 8/1/2011, PSF-G, GO	$140,000	$149,685
	Northwest Harris County Municipal Utility District No. 5, 5.50%, 5/1/2016, Series A, AMBAC, GO(a)	585,000	652,345
	Pearland Waterworks & Sewer Systems, 6.00%, 9/1/2011, AMBAC, Revenue	135,000	146,715
	Port Arthur Independent School District, 5.00%, 2/15/2014, AMBAC, GO(a)	840,000	905,008
	State Municipal Power Agency, Zero Coupon, 9/1/2010, AMBAC, Revenue(a)	250,000	234,993
	State Transportation Community Mobility, 5.00%, 4/1/2010, Series A, GO	170,000	177,608
	State Turnpike Authority Central Texas Turnpike System, Zero Coupon, 8/15/2015, Series A, AMBAC, Revenue(a)	705,000	516,730
	Tarrant County, Texas Health Facilities, 5.00%, 12/1/2019, FSA, Revenue, Callable 12/1/2017 @ 100(a)	250,000	267,073
	Trinity River Authority, Tarrant County Water Project, 5.50%, 2/1/2022, MBIA, Revenue, Prerefunded 2/1/2013 @ 100	1,750,000	1,923,197
	University of Texas, 5.00%, 7/1/2017, Revenue, Callable 7/1/2016 @ 100(a)	715,000	772,078
	Upper Trinity Regional Water District, 4.00%, 8/1/2020, XCLA, Revenue, Callable 2/1/2017 @ 100(a)	1,100,000	1,002,661

			17,399,657

0.23%	U.S. Territories
	Northern Mariana Islands Commonwealth, 6.75%, 10/1/2033, Series A, GO, Prerefunded 10/1/2013 @ 100	300,000	348,048

0.70%	Utah
	Alpine School District, 4.25%, 3/15/2013, School Board Guarantee, GO(a)	500,000	523,420
	Salt Lake City Utah School District, 4.375%, 3/1/2017, Series A, School Board Guarantee, GO, Callable 3/1/2013 @ 100(a)	500,000	513,640

			1,037,060

1.04%	Virginia
	Fairfax County, 5.00%, 10/1/2009, Series A, State Aid Withholding, GO	1,500,000	1,553,385

5.52%	Washington
	Central Puget Sound Transportation Authority Sales & Use Tax, 5.00%, 11/1/2032, Series A, FSA, Revenue, Callable 11/1/2017 @ 100	675,000	684,423
	Energy Northwest Wind Project, 5.00%, 7/1/2015, Series A, AMBAC, Revenue	700,000	754,103
	King County School District No. 411 Issaquah, 5.00%, 12/1/2018, FSA School Board Guaranty, GO, Callable 6/1/2017 @ 100(a)	1,125,000	1,210,477
	Pierce County School District No. 10 Tacoma, 5.375%, 12/1/2014, FGIC School Board Guaranty, GO, Prerefunded 12/1/2011 @ 100	1,000,000	1,084,080
	Washington State, 5.00%, 1/1/2021, Series D, GO, Callable 1/1/2018 @ 100(a)	2,520,000	2,651,191
	Washington State Higher Education Facilities Authority, 5.00%, 11/1/2020, RADIAN, Revenue	200,000	193,408
	Washington State University Athletic Facilities:(a)
	4.00%, 10/1/2016, AMBAC, Revenue	570,000	574,720
	4.00%, 10/1/2017, AMBAC, Revenue, Callable 4/1/2017 @ 100	555,000	551,193

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Principal	Value

	MUNICIPAL BONDS (Continued)
	Washington (Continued)
	Yakima County School District No. 201 Sunnyside, 4.50%, 12/1/2017, FSA School Board Guaranty, GO, Callable 6/1/2014 @ 100(a)	$500,000	$517,045

			8,220,640

0.18%	Wisconsin
	Wisconsin State, 6.25%, 5/1/2012, GO(a)	235,000	261,456

	Total Municipal Bonds
	(Cost $96,379,213)		96,115,169

0.22%	FOREIGN BONDS
0.22%	Financial Services
	General Electric Capital Corp., 6.75%, 9/26/2016, Series EMTN(f)	500,000	321,245

	Total Foreign Bonds
	(Cost $346,172)		321,245

% of
Net Assets	Description	Shares	Value

47.86%	EXCHANGE TRADED / CLOSED-END FUNDS
0.52%	Asset Allocation Closed-End Fund
	TS&W/Claymore Tax-Advantaged Balanced Fund(e)	70,640	772,095

39.16%	Municipal Closed-End Funds
	BlackRock Florida Insured Municipal 2008 Term Trust(e)	36,483	537,030
	BlackRock Florida Municipal 2020 Term Trust(e)	22,938	286,725
	BlackRock Insured Municipal Term Trust, Inc.(e)	122,763	1,239,906
	BlackRock MuniHoldings California Insured Fund, Inc.(e)	86,210	1,037,106
	BlackRock MuniHoldings Florida Insured Fund(e)	178,387	2,097,831
	BlackRock MuniHoldings Insured Fund II, Inc.(e)	253,140	2,860,482
	BlackRock MuniHoldings Insured Fund, Inc.(e)	243,708	2,749,026
	BlackRock MuniHoldings New Jersey Insured Fund, Inc.(e)	61,356	793,333
	BlackRock MuniHoldings New York Insured Fund, Inc.(e)	76,453	915,142
	BlackRock MuniYield California Insured Fund, Inc.	48,615	599,423
	BlackRock MuniYield Florida Fund(e)	96,583	1,150,304
	BlackRock MuniYield Florida Insured Fund(e)	88,004	1,034,047
	BlackRock MuniYield Michigan Insured Fund II, Inc.(e)	48,267	561,345
	BlackRock MuniYield Michigan Insured Fund, Inc.(e)	82,897	1,019,633
	BlackRock MuniYield New Jersey Insured Fund, Inc.(e)	46,241	592,347
	BlackRock MuniYield Pennsylvania Insured Fund(e)	87,582	1,088,644
	BlackRock MuniYield Quality Fund II(e)	139,512	1,481,618
	Delaware Investments Minnesota Municipal Income Fund II, Inc.(e)	27,992	368,095
	DTF Tax Free Income, Inc.(e)	168,668	2,260,151
	DWS Municipal Income Trust(e)	229,964	2,338,734
	Eaton Vance New Jersey Municipal Income Trust(e)	41,328	494,696
	Morgan Stanley Insured Municipal Trust	43,155	529,512
	Morgan Stanley Municipal Premium Income Trust	26,000	203,580
	Neuberger Berman Intermediate Municipal Fund, Inc.(e)	76,566	970,857
	Neuberger Berman New York Intermediate Municipal Fund, Inc.(e)	14,749	184,510
	Nuveen California Dividend Advantage Municipal Fund II	33,753	425,963
	Nuveen California Investment Quality Municipal	32,539	418,777
	Nuveen California Quality Income Municipal Fund(e)	48,656	639,826
	Nuveen California Select Quality Municipal Fund	42,675	544,106
	Nuveen Florida Investment Quality Municipal Fund(e)	119,039	1,430,849
	Nuveen Florida Quality Income Municipal Fund(e)	144,078	1,756,311

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Municipal Closed-End Funds (Continued)
	Nuveen Georgia Premium Income Municipal Fund(e)	64,286	$793,932
	Nuveen Insured California Premium Income Municipal Fund II	11,000	137,060
	Nuveen Insured Dividend Advantage Municipal Fund(e)	52,089	660,489
	Nuveen Insured Florida Premium Income Municipal Fund(e)	87,810	1,099,381
	Nuveen Insured Florida Tax-Free Advantage Municipal Fund(e)	60,634	733,065
	Nuveen Insured Municipal Opportunity Fund, Inc.	45,040	570,206
	Nuveen Insured Premium Income Municipal Fund(e)	188,436	2,131,211
	Nuveen Maryland Premium Income Municipal Fund	27,157	331,315
	Nuveen Michigan Premium Income Municipal Fund(e)	37,332	462,170
	Nuveen Michigan Quality Income Municipal Fund(e)	70,399	867,316
	Nuveen New Jersey Investment Quality Municipal Fund(e)	29,488	372,434
	Nuveen New York Dividend Advantage Municipal Fund	45,123	574,416
	Nuveen New York Investment Quality Municipal Fund(e)	49,144	617,249
	Nuveen New York Quality Income Municipal Fund(e)	128,738	1,602,788
	Nuveen New York Select Quality Municipal Fund(e)	107,926	1,345,837
	Nuveen North Carolina Dividend Advantage Municipal Fund II	4,371	56,692
	Nuveen Ohio Dividend Advantage Municipal Fund	9,277	118,467
	Nuveen Ohio Quality Income Municipal Fund(e)	61,439	823,283
	Nuveen Pennsylvania Investment Quality Municipal Fund(e)	121,173	1,478,311
	Nuveen Pennsylvania Premium Income Municipal Fund II(e)	200,833	2,319,621
	Nuveen Performance Plus Municipal Fund(e)	70,290	882,842
	Nuveen Premier Insured Municipal Income Fund, Inc.(e)	103,356	1,279,547
	Nuveen Premium Income Municipal Fund IV(e)	144,251	1,573,779
	Putnam Municipal Opportunities Trust(e)	151,747	1,649,490
	Seligman Select Municipal Fund, Inc.(e)	42,750	408,263
	Western Asset Intermediate Municipal Fund, Inc.(e)	130,906	1,116,628
	Western Asset Municipal Partners Fund, Inc.(e)	138,388	1,680,030

			58,295,731

8.18%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	12,656	105,045
	AllianceBernstein Income Fund(e)	45,630	370,972
	BlackRock Income Trust(e)	275,179	1,590,535
	BlackRock Limited Duration Income Trust	10,917	159,388
	BlackRock Strategic Bond Trust	14,511	160,201
	Credit Suisse Asset Management Income Fund, Inc.	81,557	263,429
	Dreyfus High Yield Strategies Fund(e)	111,125	378,936
	DWS Multi-Market Income Trust	58,386	463,001
	Eaton Vance Limited Duration Income Fund(e)	9,871	135,233
	Eaton Vance Short Duration Diversified Income Fund	22,193	330,454
	Evergreen Multi-Sector Income Fund	40,044	601,461
	First Trust/Four Corners Senior Floating Rate Income Fund	9,523	128,561
	First Trust/Four Corners Senior Floating Rate Income Fund II(e)	24,626	330,727
	Franklin Templeton Limited Duration Income Trust	30,274	325,445
	ING Prime Rate Trust(e)	90,847	494,208
	John Hancock Preferred Income Fund III	15,365	247,377
	Lehman Brothers/First Trust Income Opportunity Fund	16,933	177,966
	MFS Charter Income Trust(e)	80,075	659,818
	MFS Intermediate Income Trust(e)	63,166	390,366
	MFS Multimarket Income Trust(e)	54,796	307,954
	Morgan Stanley Emerging Markets Debt Fund, Inc.(e)	51,600	484,524
	Nuveen Floating Rate Income Opportunity Fund	26,391	265,493
	Nuveen Multi-Currency Short-Term Government Income Fund	2,500	43,700
	Nuveen Multi-Strategy Income & Growth Fund(e)	69,929	627,263

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Taxable Fixed Income Closed-End Funds (Continued)
	Nuveen Multi-Strategy Income & Growth Fund II(e)	87,845	$813,445
	Nuveen Quality Preferred Income Fund	17,420	161,483
	Nuveen Quality Preferred Income Fund II	13,671	128,507
	Nuveen Quality Preferred Income Fund III	13,400	118,456
	Van Kampen Senior Income Trust	21,113	115,910
	Western Asset Emerging Markets Debt Fund, Inc.(e)	6,678	113,793
	Western Asset Global High Income Fund, Inc.(e)	69,435	734,622
	Western Asset High Income Opportunity Fund, Inc.(e)	180,584	948,066

			12,176,339

	Total Exchange Traded / Closed-End Funds
	(Cost $75,177,438)		71,244,165

1.70%	PREFERRED STOCKS
0.41%	Banks
	Bank of America Corp., 8.20%, Series H, Callable 5/1/2013 @ $25	25,169	610,348

1.11%	Financial Services
	Bear Stearns Capital Trust III, 7.80%, Callable 9/10/2008 @ $25	31,250	740,000
	Capital One Capital II, 7.50%, Callable 6/15/2011 @ $25	10,342	188,224
	Citigroup, Inc., 8.125%, Series AA, Callable 2/15/2018 @ $25	9,823	201,863
	Countrywide Capital IV, 6.75%, Callable 9/9/2008 @ $25	2,022	32,352
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	3,477	55,980
	Lehman Brothers Holdings, 7.95%, Series J, Callable 2/15/2013 @ $25	23,990	378,562
	Merrill Lynch & Co., 8.625%, Series MER, Callable 5/28/2013 @ $25	2,977	61,177

			1,658,158

0.18%	U.S. Government & Agency
	Fannie Mae, 8.25%, Series T, Callable 5/20/2013 @ $25	6,091	106,532
	Freddie Mac, 4.00%, Series S, Callable 6/30/2011 @ $50(c)	8,400	153,300

			259,832

	Total Preferred Stocks
	(Cost $2,785,639)		2,528,338

% of
Net Assets	Description	Contracts	Value

0.15%	PURCHASED OPTIONS(g)
	CBOE SPX Volatility Index:
	8/20/2008, Call @ $25.00	858	81,510
	8/20/2008, Call @ $27.50	1,343	73,865
	8/20/2008, Call @ $30.00	1,167	40,845
	8/20/2008, Call @ $22.50	161	28,980

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

	PURCHASED OPTIONS (Continued)
	Total Purchased Options
	(Cost $355,035)		225,200

% of
Net Assets	Description	Shares	Value

1.23%	SHORT-TERM INVESTMENT
	Federated Tax-Free Obligations Fund, 2.22%(h)	1,835,276	$1,835,276

	Total Investments
118.34%	(Cost $181,088,037)		176,177,612

(18.34)%	Other Assets		(27,305,566)

100.00%	NET ASSETS		$148,872,046

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(c)	Variable rate security.
(d)	Default Resolution.
(e)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(f)	Foreign bond; principal shown in local currency, market value shown in U.S. dollars.
(g)	Non-income producing securities.
(h)	Rate represents the effective yield.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to alternative minimum tax
CBOE	Chicago Board Options Exchange
CIFG	Insured by IXIS Financial Guaranty
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Insured by Financial Security Assurance
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Organization Association
PSF-G	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RADIAN	Insured by Radian Asset Assurance, Inc.
SPX	S&P 500 Index
XLCA	Insured by XL Capital Assurance

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

	At July 31, 2008, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:
	Unrealized Appreciation		$405,389
	Unrealized Depreciation		(5,934,494)

	Net Unrealized Depreciation		$(5,529,105)

% of
Net Assets		Principal	Value

20.87%	U.S TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note, 2.000%, 2/28/2010	$17,350,000	$17,270,034
	U.S. Treasury Note, 2.625%, 5/31/2010	13,750,000	13,802,649

	Total U.S. Treasury Securities Sold Short
	(Proceeds $31,015,821)		$31,072,683

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain/(Loss)
CURRENCY CONTRACTS
To Buy:
Japanese Yen	54,067,710	$501,467	8/8/2008	$(3,838)

To Sell:
Australia Dollar	771,923	725,882	8/8/2008	24,118
British Sterling Pound	470,322	931,549	8/8/2008	(3,604)
Japanese Yen	53,635,900	497,463	8/8/2008	16,538

				$37,052

				Unrealized
		Contracts	Notional Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
U.S. Dollar Index, expires 9/15/2008		95	$6,974,900	$(17,034)

FUTURES CONTRACTS SOLD SHORT
S&P 500 E-mini, expires 9/22/2008		90	5,701,950	170,992
U.S. 2 Year Note, expires 9/30/2008		34	7,208,000	5,773
U.S. 5 Year Note, expires 9/30/2008		221	24,605,242	9,224
U.S. 10 Year Note, expires 9/30/2008		105	12,056,953	(18,625)
U.S. Long Bond, expires 9/19/2008		77	8,893,500	31,082

Total				198,446

				$181,412

CREDIT DEFAULT SWAP
Underlying Instrument	Notional Amount	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Unrealized Gain/(Loss)

ABX Home Equity AA Index, Series 2007-1	$900,000	Sell	0.15%	8/25/2037	$(114,631)
CDX North America Investment Grade, Series 10	21,900,000	Sell	1.55%	6/20/2013	54,290
LCDX North American Index, Series 9.1	3,000,000	Sell	2.25%	12/20/2012	70,473

					$10,132

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

% of
Net Assets	Description	Principal	Value

16.87%	CORPORATE BONDS
3.70%	Airlines
	American Airlines, Inc., 7.377%, 5/23/2019, Series 01-1(a)	$109,790	$56,473
	Continental Airlines, Inc.:
	6.748%, 3/15/2017, Series 981B	21,968	17,135
	7.461%, 4/1/2015, Series 971A(a)	49,707	41,257
	7.566%, 3/15/2020, Series 99-2	36,456	30,988
	8.388%, 11/1/2020, Series 00-1(a)	123,209	98,606
	Delta Airlines, Inc.:(a)
	6.619%, 3/18/2011, Series 01-1	258,384	235,129
	7.57%, 11/18/2010, Series 00-1	75,000	70,549
	7.92%, 11/18/2010, Series 00-1	150,000	130,875
	Northwest Airlines, Inc.:(a)
	6.841%, 4/1/2011, Series 1A-2	250,000	226,250
	7.691%, 4/1/2017, Series 01-B	74,728	59,782
	7.95%, 3/1/2015, Series 992B	178,343	175,668
	Southwest Airlines Co., 6.65%, 8/1/2022, Series 07-1(a)	98,268	97,138
	United Airlines, Inc., 7.336%, 7/2/2019(b)	39,433	29,476

			1,269,326

0.97%	Automotive
	Ford Motor Co., 7.45%, 7/16/2031(a)	330,000	173,250
	General Motors Corp., 8.375%, 7/15/2033(c)	320,000	159,200

			332,450

0.55%	Entertainment
	Comcast Corp., 6.95%, 8/15/2037(c)	195,000	189,114

10.61%	Financial Services
	American Express Credit Co., 5.875%, 5/2/2013, Series C, MTN(c)	375,000	369,020
	Bank of America Corp.:
	4.75%, 3/15/2016, Callable 9/15/2008 @ 100	10,000	9,073
	7.80%, 9/15/2016(c)	220,000	236,817
	Bankers Trust Corp., 7.50%, 11/15/2015	4,000	4,297
	Bear, Stearns & Co., Inc.:(c)
	5.55%, 1/22/2017	195,000	180,423
	6.40%, 10/2/2017	650,000	639,404
	CIT Group, Inc., 7.625%, 11/30/2012, Series A(c)	195,000	165,929
	Ford Motor Credit Co., LLC, 9.875%, 8/10/2011(a)	325,000	265,495
	General Motors Acceptance Corp., LLC, 7.00%, 2/1/2012(c)	340,000	215,487
	Goldman Sachs Group, Inc., 5.625%, 1/15/2017(c)	220,000	202,481
	Lehman Brothers Holdings, 6.50%, 7/19/2017(c)	195,000	176,763
	MBIA Insurance Co., 14.00%, 1/15/2033, Callable 1/15/2013 @ 100(a)(b)(d)	330,000	181,646
	Merrill Lynch & Co., Inc.:(c)
	5.45%, 2/5/2013, Series C	600,000	557,776
	6.40%, 8/28/2017, Series C	50,000	45,840
	Morgan Stanley & Co., Inc., 5.45%, 1/9/2017, Series EMTN(a)	50,000	43,535
	Nuveen Investments, 5.50%, 9/15/2015(c)	400,000	280,000

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Principal	Value

	CORPORATE BONDS (Continued)
	Financial Services (Continued)
	Washington Mutual Bank NV, 6.875%, 6/15/2011, Series 11(a)	$90,000	$65,289

			3,639,275

0.04%	Industrials
	Occidental Petroleum Corp., 8.75%, 1/15/2023	10,000	12,957

1.00%	Retail
	Sears Roebuck Acceptance Corp., 6.75%, 8/15/2011(c)	360,000	343,047

	Total Corporate Bonds
	(Cost $6,530,866)		5,786,169

0.08%	COLLATERALIZED MORTGAGE OBLIGATIONS
	Federal National Mortgage Association, 4.50%, 5/25/2019	29,630	28,472

	Total Collateralized Mortgage Obligations
	(Cost $27,072)		28,472

0.92%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank, 5.75%, 12/7/2028(a)	43,000	46,195
	Federal Home Loan Bank:
	5.685%, 9/17/2018	25,000	27,016
	5.80%, 8/18/2020, Callable 8/18/2008 @ 100	10,000	9,965
	7.125%, 2/15/2030(c)	90,000	113,373
	Federal National Mortgage Association, 8.28%, 1/10/2025	20,000	27,049
	Tennessee Valley Authority, 7.125%, 5/1/2030(c)	75,000	93,558

	Total U.S. Government & Agency
	(Cost $295,155)		317,156

0.82%	FOREIGN BONDS
0.47%	Banks
	European Investment Bank, 6.00%, 7/15/2009(e)	75,000	54,275
	Inter-American Development Bank, 6.25%, 6/22/2016(a)(e)	150,000	105,559

			159,834

0.22%	Financial Services
	General Electric Capital Corp., 6.75%, 9/26/2016, Series EMTN(e)	40,000	25,700
	GMAC Australia, 5.00%, 9/17/2008(a)(e)	50,000	48,637

			74,337

0.13%	Sovereign Bonds
	Federal Republic of Brazil, 12.50%, 1/5/2016(e)	40,000	26,760
	Mexican Bonos de Desarrollo, 7.25%, 12/15/2016(e)	220,000	19,787

			46,547

	Total Foreign Bonds
	(Cost $275,613)		280,718

2.45%	TAXABLE MUNICIPAL BONDS
0.57%	California
	Kern County Pension Obligation, Zero Coupon, 8/15/2020, MBIA, Revenue(a)	100,000	48,543
	Monrovia Redevelopment Agency Tax Allocation, 5.60%, 5/1/2023, AMBAC, Revenue, Callable 5/1/2013 @ 102(c)	35,000	33,672
	Pinole Redevelopment Agency, 5.60%, 8/1/2020, AMBAC, Tax Allocation, Callable 8/1/2014 @ 102	25,000	24,257
	San Bernardino JT Powers, 6.15%, 5/1/2027, MBIA, Tax Allocation, Callable 5/1/2016 @ 100	15,000	14,906

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Principal	Value

	TAXABLE MUNICIPAL BONDS (Continued)
	California (Continued)
	Santa Fe Springs Community Development, 5.35%, 9/1/2018, MBIA, Tax Allocation, Callable 9/1/2016 @ 100	$25,000	$24,622
	Solano County, 5.14%, 1/15/2014, Revenue(a)	50,000	48,315

			194,315

0.08%	District of Columbia
	Metropolitan Washington Airports Authority Airport System, 5.59%, 10/1/2025, Series C, MBIA, Revenue, Callable 10/1/2015 @ 100(c)	30,000	29,087

0.07%	Florida
	Pembroke Pines Communications Services, 4.75%, 10/1/2019, AMBAC, Revenue, Callable 10/1/2014 @ 100	25,000	23,275

0.25%	Georgia
	College Park, 5.868%, 1/1/2021, FGIC, Revenue(c)	70,000	58,859
	Savannah Hospital Authority, 6.625%, 7/1/2018, FSA, Revenue, Callable 7/1/2013 @ 100(c)	25,000	26,418

			85,277

0.02%	Illinois
	Developement Finance Authority, 6.00%, 3/1/2012, MBIA, Revenue
		5,000	5,155

0.08%	Indiana
	Pike County School Corp., 5.00%, 1/5/2020, XLCA, GO, Callable 1/5/2015 @ 100(c)	30,000	27,477

0.11%	Maryland
	State Transportation Authority, 6.48%, 7/1/2022, MBIA, Revenue(c)	35,000	37,373

0.19%	Michigan
	Flat Rock Tax Increment, 5.375%, 10/1/2011, GO(a)	65,000	65,266

0.58%	New Jersey
	City of Linden, 5.95%, 4/1/2033, MBIA, GO	20,000	20,527
	Union County Improvement Authority Sewer System Lease, 6.64%, 4/1/2022, AMBAC, Revenue(c)	165,000	178,068

			198,595

0.11%	Oregon
	School Boards Association, 5.68%, 6/30/2028, FGIC, GO(c)	40,000	39,151

0.32%	Texas
	Gatesville Texas, 5.70%, 9/1/2019, CIFG, GO, Callable 9/1/2017 @ 100(c)	115,000	110,972

0.07%	Wisconsin
	Menasha Steam Utility, 4.35%, 9/1/2009, Revenue, Callable 9/1/2008 @ 100	25,000	25,014

	Total Taxable Municipal Bonds
	(Cost $846,804)		840,957

8.64%	PREFERRED STOCKS
0.30%	Automobile
	General Motors Corp., 6.25%, Series C, Convertible 7/20/2010 @ $25.83	9,075	103,637

1.12%	Banks
	Bank of America Corp., 8.20%, Series H, Callable 5/1/2013 @ $25	9,171	222,397
	Barclays Bank PLC, 8.125%, Series 5, Callable 6/15/2013 @ $25	5,440	130,016

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Principal	Value

	PREFERRED STOCKS (Continued)
	Banks (Continued)
	Wachovia Capital Trust X, 7.85%, Callable 12/15/2012 @ $25	1,455	$32,155

			384,568

6.21%	Financial Services
	Allianz SE, 8.375%, Callable 6/15/2013 @ $25	5,530	138,305
	Bear Stearns Capital Trust III, 7.80%, Callable 9/10/2008 @ $25(a)	23,150	548,192
	Capital One Capital II, 7.50%, Callable 6/15/2011 @ $25	7,645	139,139
	Citigroup, Inc., 8.125%, Series AA, Callable 2/15/2018 @ $25	9,841	202,233
	Countrywide Capital IV, 6.75%, Callable 9/9/2008 @ $25	8,735	139,760
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	8,943	143,982
	Ford Motor Co. Capital Trust II, 6.50%, Convertible 9/11/2008 @ $51.30	5,574	131,379
	ING Groep NV, 8.50%, Callable 9/15/2013 @ $25	4,560	114,000
	Lehman Brothers Holdings, 6.50%, Series F, Callable 9/8/2008 @ $25	2,031	27,561
	Lehman Brothers Holdings, 7.95%, Series J, Callable 2/15/2013 @ $25	17,881	282,162
	Lehman Brothers Holdings Capital Trust III, 6.375%, Series K, Callable 9/15/2008 @ $25	2,031	28,921
	Lehman Brothers Holdings Capital Trust VI, 6.24%, Series N, Callable 1/18/2010 @ $25	1,982	28,303
	Merrill Lynch & Co., 8.625%, Series MER, Callable 5/28/2013 @ $25	5,592	114,916
	Merrill Lynch Preferred Capital Trust III, 7.00%, Callable 9/11/2008 @ $25	1,607	29,987
	Morgan Stanley Capital Trust VI, 6.60%, Callable 2/1/2011 @ $25	1,517	30,052
	Saturns, 5.625%, Series GS 2003-11, Callable 9/12/2008 @ $25	1,554	28,702

			2,127,594

0.04%	Telecommunications
	US Cellular Corp., 8.75%, Callable 9/10/2008 @ $25	500	12,050

0.97%	U.S. Government & Agency
	Fannie Mae, 1.36%, Series F, Callable 3/31/2010 @ $50(d)	4,335	59,823
	Fannie Mae, 4.50%, Series P, Callable 9/30/2012 @ $25(d)	5,925	61,205
	Fannie Mae, 8.25%, Series T, Callable 5/20/2013 @ $25	1,576	27,564
	Freddie Mac, 4.00%, Series S, Callable 6/30/2011 @ $50(d)	1,910	34,858
	Freddie Mac, 5.00%, Series F, Callable 9/12/2008 @ $50	3,195	64,379
	Freddie Mac, 6.42%, Series T, Callable 6/30/2011 @ $50	2,633	72,408
	Freddie Mac, 8.375%, Series Z, Callable 12/31/2012 @ $25	780	13,221

			333,458

	Total Preferred Stocks
	(Cost $3,122,399)		2,961,307

% of
Net Assets	Description	Shares	Value

84.85%	EXCHANGE TRADED / CLOSED-END FUNDS
4.23%	Asset Allocation Closed-End Funds
	BlackRock Preferred & Equity Advantage Trust	13,472	193,054
	Dividend Capital Reality Income Allocation Fund	36,500	170,820
	Dreman/Claymore Dividend & Income Fund	28,840	319,259
	John Hancock Patriot Premium Dividend Fund II(a)	14,493	124,640
	Seligman Lasalle International Real Estate Fund, Inc.	2,060	27,707
	TCW Strategic Income Fund, Inc.(c)	128,945	433,255

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Asset Allocation Closed-End Funds (Continued)
	TS&W/Claymore Tax-Advantaged Balanced Fund	16,704	$182,574

			1,451,309

11.79%	Equity Closed-End Funds
	BlackRock Real Asset Equity Trust(a)	17,947	289,126
	Calamos Strategic Total Return Fund	16,210	177,662
	Central Europe and Russia Fund, Inc. (The)	3,730	181,912
	First Trust Enhanced Equity Income Fund	18,510	243,221
	Franklin Universal Trust	14,085	88,736
	Gabelli Global Deal Fund	6,275	95,443
	ING Risk Managed Natural Resources Fund	5,440	83,776
	Liberty All-Star Equity Fund(a)	76,295	440,985
	Liberty All-Star Growth Fund, Inc.	39,300	176,850
	Macquarie Global Infrastructure Total Return Fund	7,695	171,214
	Madison Strategic Sector Premium Fund(c)	21,505	293,543
	Mexico Fund, Inc. (The)	6,059	196,736
	Nuveen Equity Premium & Growth Fund(a)	25,190	378,606
	Nuveen Equity Premium Income Fund	8,090	119,327
	Nuveen Real Estate Income Fund	4,900	69,090
	Nuveen Tax-Advantage Dividend Growth Fund	10,490	146,335
	RMR Asia Pacific Real Estate Fund	2,000	25,150
	RMR Asia Real Estate Fund(a)	12,240	143,208
	RMR Hospitality & Real Estate Fund	7,879	93,760
	RMR Real Estate Fund	7,250	69,310
	Tri-Continental Corp.(a)	29,577	497,485
	Zweig Fund, Inc.	14,200	61,628

			4,043,103

3.57%	Equity Exchange-Traded Funds
	iShares Dow Jones U.S. Home Construction Index Fund	35,670	551,102
	Regional Bank Holders Trust	4,600	481,620
	Ultra Financials ProShares	8,830	192,494

			1,225,216

4.77%	Municipal Closed-End Funds
	BlackRock Florida Municipal 2020 Term Trust	6,375	79,688
	BlackRock MuniHoldings Insured Fund II, Inc.	18,250	206,225
	BlackRock MuniHoldings Insured Fund, Inc.(a)	5,850	65,988
	BlackRock MuniHoldings New York Insured Fund, Inc.	5,320	63,680
	BlackRock MuniYield Florida Insured Fund(a)	16,745	196,754
	BlackRock MuniYield Pennsylvania Insured Fund(c)	8,000	99,440
	DTF Tax Free Income, Inc.(a)	17,961	240,677
	Neuberger Berman Intermediate Municipal Fund, Inc.(a)	15,210	192,863
	Neuberger Berman New York Intermediate Municipal Fund, Inc.	5,000	62,550
	Nuveen Florida Quality Income Municipal Fund	6,966	84,916
	Nuveen Insured Dividend Advantage Municipal Fund	4,880	61,878
	Nuveen Insured Florida Premium Income Municipal Fund	4,825	60,409
	Nuveen Insured Premium Income Municipal Fund	3,200	36,192
	Nuveen New York Investment Quality Municipal Fund	5,945	74,669
	Nuveen Premium Income Municipal Fund IV	5,000	54,550
	Putnam Municipal Opportunities Trust(a)	4,937	53,665

			1,634,144

59.53%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	26,335	218,580
	Aberdeen Asia-Pacific Income Fund, Inc.(a)	20,996	126,186
	Aberdeen Global Income Fund, Inc.(c)	43,942	515,879
	ACM Managed Dollar Income Fund(c)	30,951	204,586
	AllianceBernstein Income Fund(a)	44,114	358,647
	American Select Portfolio	3,550	38,021
	BlackRock Core Bond Trust(c)	54,809	630,303
	BlackRock Corporate High Yield Fund III, Inc.	22,350	139,911
	BlackRock Corporate High Yield Fund V, Inc.(c)	8,400	86,940

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Taxable Fixed Income Closed-End Funds (Continued)
	BlackRock Corporate High Yield Fund VI, Inc.	6,625	$68,701
	BlackRock Corporate High Yield Fund, Inc.	29,825	189,091
	BlackRock High Income Shares(a)	45,855	88,042
	BlackRock Income Opportunity Trust	3,600	34,596
	BlackRock Income Trust(c)	257,326	1,487,344
	BlackRock Limited Duration Income Trust(c)	7,354	107,368
	BlackRock Preferred & Corporate Income Strategies Fund, Inc.	3,795	52,143
	BlackRock Preferred Income Strategies Fund, Inc.	3,725	51,070
	BlackRock Senior High Income Fund, Inc.	77,625	339,997
	BlackRock Strategic Bond Trust(a)	31,178	344,205
	Claymore/Guggenheim Strategic Fund	6,815	102,157
	Credit Suisse Asset Management Income Fund, Inc.	28,300	91,409
	Dreyfus High Yield Strategies Fund(a)	345,520	1,178,223
	DWS Dreman Value Income Edge Fund(c)	14,065	172,859
	DWS Global High Income Fund, Inc.(a)	14,900	122,776
	DWS High Income Trust	32,240	138,632
	DWS Multi-Market Income Trust(c)	63,290	501,890
	DWS Strategic Income Trust(a)	32,495	347,372
	Eaton Vance Limited Duration Income Fund	11,990	164,263
	Eaton Vance Senior Income Trust	14,155	88,469
	Eaton Vance Short Duration Diversified Income Fund(a)	29,705	442,307
	Ellsworth Fund Ltd.	8,208	58,359
	Evergreen Multi-Sector Income Fund(a)	39,186	588,574
	First Trust/Aberdeen Emerging Opportunity Fund(a)	15,677	271,526
	First Trust/Aberdeen Global Opportunity Income Fund(a)	13,540	212,578
	First Trust/FIDAC Mortgage Income Fund	1,471	24,860
	First Trust/Four Corners Senior Floating Rate Income Fund(a)	18,390	248,265
	First Trust/Four Corners Senior Floating Rate Income Fund II(c)	34,798	467,337
	Flaherty & Crumrine/Claymore Preferred Securities Income Fund(a)	7,077	91,647
	Flaherty & Crumrine/Claymore Total Return Fund, Inc.(a)	10,287	136,200
	Franklin Templeton Limited Duration Income Trust(a)	35,354	380,055
	Global Income & Currency Fund	11,785	191,978
	Highland Credit Strategies Fund	2,553	30,330
	ING Prime Rate Trust(a)	86,816	472,279
	John Hancock Preferred Income Fund III	21,350	343,735
	Lehman Brothers/First Trust Income Opportunity Fund	10,550	110,881
	LMP Corporate Loan Fund, Inc.	11,254	115,354
	MFS Charter Income Trust(a)	24,295	200,191
	MFS InterMarket Income Trust I(a)	38,577	295,500
	MFS Intermediate Income Trust(c)	64,816	400,563
	MFS Multimarket Income Trust(c)	93,665	526,397
	Montgomery Street Income Securities, Inc.	10,530	162,794
	Morgan Stanley Emerging Markets Debt Fund, Inc.(c)	104,733	983,443
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	7,065	108,801
	Morgan Stanley Global Opportunity Bond Fund, Inc.	5,092	32,385
	Morgan Stanley Income Securities, Inc.	6,904	97,692
	Nuveen Diversified Dividend & Income Fund	24,300	291,600
	Nuveen Floating Rate Income Fund	19,165	195,291
	Nuveen Floating Rate Income Opportunity Fund	18,605	187,166
	Nuveen Global Government Enhanced Income Fund	7,915	128,144
	Nuveen Multi-Currency Short-Term Government Income Fund(a)	16,560	289,469
	Nuveen Multi-Strategy Income & Growth Fund(a)	62,455	560,221
	Nuveen Multi-Strategy Income & Growth Fund II(c)	78,890	730,521
	Nuveen Quality Preferred Income Fund	20,355	188,691
	Nuveen Quality Preferred Income Fund 2	17,550	164,970
	Nuveen Quality Preferred Income Fund 3	14,560	128,710

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Taxable Fixed Income Closed-End Funds (Continued)
	Nuveen Tax-Advantaged Floating Rate Fund	11,480	$68,536
	Putnam High Income Securities Fund	1,335	9,892
	Putnam Premier Income Trust	3,960	23,641
	Transamerica Income Shares, Inc.(c)	9,857	173,976
	Van Kampen Bond Fund(c)	9,231	149,358
	Van Kampen Senior Income Trust	21,565	118,392
	Western Asset Emerging Markets Debt Fund, Inc.(a)	10,309	175,665
	Western Asset Emerging Markets Income Fund II, Inc.(a)	7,632	91,813
	Western Asset Global High Income Fund, Inc.(a)	57,735	610,836
	Western Asset Global Partners Income Fund, Inc.(a)	25,141	267,752
	Western Asset High Income Opportunity Fund, Inc.(a)	108,041	567,215
	Western Asset Income Fund	5,800	72,500
	Western Asset Variable Rate Strategic Fund, Inc.(c)	10,608	152,649
	Western Asset Worldwide Income Fund, Inc.	6,550	83,054

			20,413,753

0.96%	Taxable Fixed Income Exchange-Traded Funds
	iShares S&P U.S. Preferred Stock Index Fund	8,680	329,319

	Total Exchange Traded / Closed-End Funds
	(Cost $30,544,274)		29,096,844

% of
Net Assets	Description	Contracts	Value

0.15%	PURCHASED OPTIONS(f)
	CBOE SPX Volatility Index:
	8/20/2008, Call @ $25.00	200	19,000
	8/20/2008, Call @ $27.50	313	17,215
	8/20/2008, Call @ $30.00	271	9,485
	8/20/2008, Call @ $22.50	37	6,660

	Total Purchased Options
	(Cost $83,271)		52,360

% of
Net Assets	Description	Shares	Value

0.87%	SHORT-TERM INVESTMENTS
	BNY Hamilton Money Fund, 2.47%(g)	297,159	297,159

	Total Investments
115.65%	(Cost $42,022,613)		39,661,142

(15.65)%	Net other assets (liabilities)		(5,367,196)

100.00%	NET ASSETS		$34,293,946

(a)	All or a portion of the security is segregated in connection with foreign currency and futures contracts.
(b)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(c)	All or a portion of the security is pledged as collateral for securities sold short.
(d)	Variable rate security.
(e)	Foreign bond; principal shown in local currency, market value shown in U.S. dollars.
(f)	Non-income producing securities.
(g)	Rate represents the effective yield.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
CIFG	Insured by IXIS Financial Guaranty
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
MTN	Medium Term Note
PLC	Public Liability Co.
SPDR	S&P Depositary Receipts
SPX	S&P 500 Index
XLCA	Insured by XL Capital Assurance

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

	At July 31, 2008, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:
	Unrealized Appreciation		$81,687
	Unrealized Depreciation		(2,779,060)

	Net Unrealized Depreciation		$(2,697,373)

% of
Net Assets		Principal	Value

17.80%	U.S TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Bond, 2.125%, 1/31/2010	$2,600,000	$2,594,719
	U.S. Treasury Note, 3.125%, 4/30/2013	750,000	748,126
	U.S. Treasury Note, 2.625%, 5/31/2010	2,750,000	2,760,530

	Total U.S. Treasury Securities Sold Short (Proceeds $6,104,163)		$6,103,375

						Unrealized
		Local Currency	Market Value		Settlement Date	Gain/(Loss)
CURRENCY CONTRACTS
To Buy:
Brazilian Real		805,668	$513,445		8/8/2008	$15,813
Canadian Dollar		2,772,932	2,708,495		8/8/2008	(29,933)
Icelandic Krona		66,299,900	834,863		8/8/2008	(35,557)
Japanese Yen		25,565,680	237,117		8/8/2008	(1,815)
Mexican Peso		9,637,335	958,917		8/8/2008	25,610
New Zealand Dollar		839,088	614,819		8/8/2008	(18,693)
Singapore Dollar		619,504	453,351		8/8/2008	(2,167)

						(46,742)

To Sell:
Australia Dollar		530,054	498,439		8/8/2008	16,561
Euro		196,895	306,964		8/8/2008	2,358
British Sterling Pound		68,493	135,661		8/8/2008	(525)
Japanese Yen		24,991,825	231,794		8/8/2008	7,706

						$26,100

						Unrealized
			Contracts		Notional Value	Gain/(Loss)
FUTURES CONTRACTS PURCHASED
U.S. Dollar Index, expires 9/15/2008			37		$2,716,540	$(6,139)
U.S. 2 Year Note, expires 9/30/2008			8		1,696,000	(2,642)

						(8,781)

FUTURES CONTRACTS SOLD SHORT
S&P 500 E-mini, expires 9/22/2008			49		3,104,395	99,008
U.S. 5 Year Note, expires 9/30/2008			19		2,115,383	(3,954)
U.S. 10 Year Note, expires 9/30/2008			10		1,148,281	(6,958)
U.S. Long Bond, expires 9/19/2008			8		924,000	(4,135)

						83,961

Total						$75,180

CREDIT DEFAULT SWAPS
	Notional	Buy/Sell	Pay/Receive		Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate		Date	Gain/(Loss)

ABX Home Equity AA Index, Series 2007-1	$500,000	Sell	0.15%	&	8/25/2037	$(63,684)
CDX North America Investment Grade, Series 10	12,500,000	Sell	1.55%		6/20/2013	30,986

						$(32,698)

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

% of
Net Assets	Description	Principal	Value

16.58%	CORPORATE BONDS
2.12%	Airlines
	Continental Airlines, Inc.:
	6.748%, 3/15/2017, Series 981B	$21,968	$17,135
	7.566%, 3/15/2020, Series 99-2	48,609	41,317
	8.388%, 11/1/2020, Series 00-1	17,112	13,695
	Delta Airlines, Inc.:
	6.619%, 3/18/2011, Series 01-1	35,712	32,498
	7.92%, 11/18/2010, Series 00-1	35,000	30,538
	Northwest Airlines, Inc., 7.691%, 4/1/2017, Series 01-B	18,038	14,430
	Southwest Airlines Co., 6.65%, 8/1/2022, Series 07-1	49,134	48,569
	United Airlines, Inc., 7.336%, 7/2/2019(a)	31,665	23,669

			221,851

11.50%	Financial Services
	American Express Credit Co., 5.875%, 5/2/2013, Series C, MTN	75,000	73,804
	Bank of America Corp., 2.764%, 12/18/2008(b)(c)	250,000	250,006
	Ford Motor Credit Co., LLC, 7.875%, 6/15/2010	50,000	42,619
	General Electric Capital Corp., 4.875%, 10/21/2010, Series MTN(b)	100,000	102,309
	General Motors Acceptance Corp., LLC, 5.85%, 1/14/2009	120,000	114,859
	Goldman Sachs Group, Inc., 2.971%, 6/28/2010(b)(c)	250,000	243,463
	HSBC Finance Corp., 8.00%, 7/15/2010(b)	100,000	104,968
	MBIA Insurance Co., 14.00%, 1/15/2033, Callable 1/15/2013 @ 100(a)(c)	30,000	16,513
	Principal Life, Inc. Funding, 2.836%, 11/15/2010(d)(c)	250,000	244,815
	Prudential Financial, Inc., 5.00%, 5/15/2013	7,000	6,854

			1,200,210

1.93%	Health Care
	Abbott Laboratories, 5.60%, 5/15/2011(b)	100,000	104,693
	UnitedHealth Group, Inc., 2.981%, 6/21/2010, Callable 12/21/2008 @ 100(c)	100,000	96,627

			201,320

1.03%	Retail
	Target Corp., 7.50%, 8/15/2010(b)	100,000	107,052

	Total Corporate Bonds
	(Cost $1,796,004)		1,730,433

9.40%	COLLATERALIZED MORTGAGE OBLIGATIONS
9.40%	U.S. Government & Agency
	Federal Home Loan Mortgage Corporation:
	3.75%, 2/15/2013, Class AN, Series R015(b)	268,543	265,979
	4.00%, 5/15/2016, Class CB, Series 2675(d)	98,154	97,480
	4.00%, 9/15/2016, Class HA, Series 2672	82,536	81,835
	4.906%, 9/15/2016, Class OC, Series 2707(d)	250,000	252,800
	5.50%, 8/15/2016, Class VA, Series R003	79,757	81,650
	Federal National Mortgage Association, 5.00%, 10/25/2017, Class KC, Series 2002-63(d)	110,235	110,787
	Small Business Administration, 5.325%, 4/25/2019(b)(c)	85,021	91,080

	Total Collateralized Mortgage Obligations
	(Cost $970,826)		981,611

1.98%	U.S. GOVERNMENT & AGENCY
	Federal Home Loan Bank:
	5.00%, 7/26/2010	150,000	155,302
	5.25%, 6/10/2011	25,000	26,192

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Principal	Value

	U.S. GOVERNMENT & AGENCY
	(Continued)
	Federal National Mortgage Association, 5.25%, 8/1/2012	$25,000	$24,580

	Total U.S. Government & Agency
	(Cost $200,548)		206,074

0.89%	U.S. TREASURY SECURITIES
	U.S. Treasury Notes:
	4.50%, 5/15/2010	65,000	67,422
	4.875%, 5/31/2009	25,000	25,551

	Total U.S. Treasury Securities
	(Cost $89,542)		92,973

4.20%	FOREIGN BONDS
1.01%	Banks
	European Investment Bank, 6.00%, 7/15/2009(e)	145,000	104,933

3.19%	Sovereign Bonds
	Bundesschatzanweisungen, 4.50%, 6/12/2009(e)	72,000	112,296
	Gilt Edged Securities, 4.00%, 3/7/2009(e)	50,000	98,523
	New South Wales Treasury Corp., 7.00%, 12/1/2010, Series 10(e)	130,000	122,681

			333,500

	Total Foreign Bonds
	(Cost $420,876)		438,433

3.64%	TAXABLE MUNICIPAL BONDS
0.24%	Florida
	Gainesville Post Taxable-Retiree Health Care, 4.46%, 10/1/2010, MBIA, Revenue	25,000	24,933

0.97%	Illinois
	Williamson County, 7.00%, 12/15/2008, Series A, FGIC, GO(b)	100,000	101,218

0.05%	Mississippi
	Development Bank, 5.90%, 7/1/2011, FSA, GO	5,000	5,022

1.45%	North Carolina
	Durham, 4.50%, 6/1/2010, Series B, GO(b)	150,000	151,324

0.26%	Tennessee
	Johnson City Public Building Authority, 7.00%, 9/1/2018, Revenue, Prerefunded 9/1/2011 @ 100	25,000	26,737

0.24%	Washington
	Energy Northwest Electric, 5.10%, 7/1/2013, Revenue	25,000	25,400

0.43%	Wisconsin
	West Allis, 3.50%, 4/1/2009, Series D, Callable 9/15/2008 @ 100	45,000	45,015

	Total Taxable Municipal Bonds
	(Cost $373,016)		379,649

% of
Net Assets	Description	Shares	Value

3.38%	PREFERRED STOCKS
0.03%	Automobile
	General Motors Corp., 6.25%, Series C, Convertible 7/20/2010 @ $25.83	266	3,038

0.50%	Banks
	Bank of America Corp., 8.20%, Series H, Callable 5/1/2013 @ $25	675	16,369
	Barclays Bank PLC, 8.125%, Series 5, Callable 6/15/2013 @ $25	1,353	32,337

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Shares	Value

	PREFERRED STOCKS (Continued)
	Banks (Continued)
	Wachovia Capital Trust X, 7.85%, Callable 12/15/2012 @ $25	175	$3,867

			52,573

2.29%	Financial Services
	Allianz SE, 8.375%, Callable 6/15/2013 @ $25	773	19,333
	Bear Stearns Capital Trust III, 7.80%, Callable 9/10/2008 @ $25	2,560	60,621
	Capital One Capital II, 7.50%, Callable 6/15/2011 @ $25	1,045	19,019
	Citigroup, Inc., 8.125%, Series AA, Callable 2/15/2018 @ $25	1,458	29,962
	Countrywide Capital IV, 6.75%, Callable 9/9/2008 @ $25	838	13,408
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	858	13,814
	Ford Motor Co. Capital Trust II, 6.50%, Convertible 9/11/2008 @ $51.30	253	5,963
	ING Groep NV, 8.50%, Callable 9/15/2013 @ $25	609	15,225
	Lehman Brothers Holdings, 6.50%, Series F, Callable 9/8/2008 @ $25	244	3,311
	Lehman Brothers Holdings, 7.95%, Series J, Callable 2/15/2013 @ $25	1,497	23,623
	Lehman Brothers Holdings Capital Trust III, 6.375%, Series K, Callable 9/15/2008 @ $25	244	3,474
	Lehman Brothers Holdings Capital Trust VI, 6.24%, Series N, Callable 1/18/2010 @ $25	238	3,399
	Merrill Lynch & Co., 8.625%, Series MER, Callable 5/28/2013 @ $25	828	17,015
	Merrill Lynch Preferred Capital Trust III, 7.00%, Callable 9/11/2008 @ $25	193	3,601
	Morgan Stanley Capital Trust VI, 6.60%, Callable 2/1/2011 @ $25	182	3,605
	Saturns, 5.625%, Series GS 2003-11, Callable 9/12/2008 @ $25	187	3,454

			238,827

0.56%	U.S. Government & Agency
	Fannie Mae, 1.36%, Series F, Callable 3/31/2010 @ $50(c)	521	7,190
	Fannie Mae, 4.50%, Series P, Callable 9/30/2012 @ $25(c)	712	7,355
	Fannie Mae, 8.25%, Series T, Callable 5/20/2013 @ $25	653	11,421
	Freddie Mac, 4.00%, Series S, Callable 6/30/2011 @ $50(c)	575	10,494
	Freddie Mac, 5.00%, Series F, Callable 9/12/2008 @ $50	384	7,737
	Freddie Mac, 6.42%, Series T, Callable 6/30/2011 @ $50	316	8,690
	Freddie Mac, 8.375%, Series Z, Callable 12/31/2012 @ $25	324	5,492

			58,379

	Total Preferred Stocks
	(Cost $360,549)		352,817

48.21%	EXCHANGE TRADED / CLOSED-END FUNDS
1.31%	Asset Allocation Closed-End Funds
	John Hancock Patriot Premium Dividend Fund II	2,660	22,876
	TCW Strategic Income Fund, Inc.	33,845	113,719

			136,595

0.21%	Equity Closed-End Funds
	RMR Asia Pacific Real Estate Fund	880	11,066

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Equity Closed-End Funds (Continued)
	RMR Asia Real Estate Fund	920	$10,764

			21,830

1.35%	Equity Exchange-Traded Funds
	Ultra S&P 500 ProShares	2,360	141,435

4.42%	Municipal Closed-End Funds
	BlackRock MuniHoldings Insured Fund II, Inc.	840	9,492
	BlackRock MuniHoldings Insured Fund, Inc.	3,630	40,946
	BlackRock MuniYield Florida Insured Fund	5,305	62,334
	BlackRock MuniYield Pennsylvania Insured Fund	2,380	29,583
	DTF Tax Free Income, Inc.	4,690	62,846
	Neuberger Berman Intermediate Municipal Fund, Inc.	750	9,510
	Nuveen Florida Investment Quality Municipal Fund	4,895	58,838
	Nuveen Florida Quality Income Municipal Fund	5,105	62,230
	Nuveen Michigan Quality Income Municipal Fund	1,425	17,556
	Nuveen Ohio Dividend Advantage Municipal Fund	775	9,897
	Nuveen Pennsylvania Premium Income Municipal Fund II	3,524	40,702
	Nuveen Premium Income Municipal Fund IV	1,195	13,037
	Putnam Municipal Opportunities Trust	2,815	30,599
	Seligman Select Municipal Fund, Inc.	1,501	14,335

			461,905

35.43%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	4,940	41,002
	Aberdeen Asia-Pacific Income Fund, Inc.	3,640	21,876
	Aberdeen Global Income Fund, Inc.	2,923	34,316
	AllianceBernstein Income Fund(d)	15,733	127,909
	BlackRock Core Bond Trust(d)	8,224	94,576
	BlackRock Corporate High Yield Fund III, Inc.	3,475	21,754
	BlackRock Corporate High Yield Fund, Inc.	6,455	40,925
	BlackRock High Income Shares	5,000	9,600
	BlackRock Income Opportunity Trust	3,645	35,028
	BlackRock Income Trust(d)	87,782	507,380
	BlackRock Limited Duration Income Trust	3,046	44,472
	BlackRock Senior High Income Fund, Inc.	12,525	54,859
	BlackRock Strategic Bond Trust	4,640	51,226
	Claymore/Guggenheim Strategic Fund	1,015	15,215
	Credit Suisse Asset Management Income Fund, Inc.	7,358	23,766
	Dreyfus High Yield Strategies Fund(d)	19,623	66,914
	DWS Global High Income Fund, Inc.	1,040	8,570
	DWS High Income Trust	4,470	19,221
	DWS Strategic Income Trust	11,860	126,783
	Eaton Vance Limited Duration Income Fund	715	9,796
	Eaton Vance Senior Income Trust	3,070	19,188
	Eaton Vance Short Duration Diversified Income Fund	5,780	86,064
	Evergreen Multi-Sector Income Fund	5,560	83,511
	First Trust/FIDAC Mortgage Income Fund	419	7,081
	First Trust/Four Corners Senior Floating Rate Income Fund	5,584	75,384
	First Trust/Four Corners Senior Floating Rate Income Fund II	4,765	63,994
	Flaherty & Crumrine/Claymore Preferred Securities Income Fund	1,023	13,248
	Franklin Templeton Limited Duration Income Trust	7,597	81,668
	Global Income & Currency Fund	500	8,145
	ING Prime Rate Trust	14,450	78,608
	John Hancock Preferred Income Fund III	935	15,054
	LMP Corporate Loan Fund, Inc.	4,860	49,815
	MFS Charter Income Trust(d)	13,060	107,614
	MFS InterMarket Income Trust I	11,810	90,465

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Taxable Fixed Income Closed-End Funds (Continued)
	MFS Intermediate Income Trust(d)	40,680	$251,402
	MFS Multimarket Income Trust(d)	26,336	148,008
	Montgomery Street Income Securities, Inc.	2,000	30,920
	Morgan Stanley Emerging Markets Debt Fund, Inc.	8,240	77,374
	Morgan Stanley Global Opportunity Bond Fund, Inc.	8,560	54,442
	Morgan Stanley Income Securities, Inc.	1,815	25,682
	Nuveen Floating Rate Income Opportunity Fund	1,915	19,265
	Nuveen Global Government Enhanced Income Fund	7,035	113,897
	Nuveen Multi-Currency Short-Term Government Income Fund	6,390	111,697
	Nuveen Multi-Strategy Income & Growth Fund(d)	17,850	160,114
	Nuveen Multi-Strategy Income & Growth Fund II(d)	18,807	174,153
	Nuveen Quality Preferred Income Fund	2,410	22,341
	Nuveen Quality Preferred Income Fund 2	2,290	21,526
	Nuveen Quality Preferred Income Fund 3	2,450	21,658
	Putnam Premier Income Trust	1,720	10,268
	Transamerica Income Shares, Inc.	2,525	44,566
	Van Kampen Bond Fund	2,370	38,347
	Van Kampen Senior Income Trust	4,970	27,285
	Western Asset Emerging Markets Debt Fund, Inc.	2,185	37,232
	Western Asset Global High Income Fund, Inc.	6,515	68,929
	Western Asset High Income Opportunity Fund, Inc.	19,763	103,756

			3,697,889

5.49%	Taxable Fixed Income Exchange-Traded Funds
	iShares Lehman MBS Fixed-Rate Bond Fund	5,275	532,511
	iShares S&P U.S. Preferred Stock Index Fund	1,065	40,406

			572,917

	Total Exchange Traded / Closed-End Funds
	(Cost $5,204,697)		5,032,571

% of
Net Assets	Description	Contracts	Value

0.12%	PURCHASED OPTIONS(g)
	CBOE SPX Volatility Index:
	8/20/2008, Call @ $22.50	7	1,260
	8/20/2008, Call @ $25.00	49	4,655
	8/20/2008, Call @ $27.50	75	4,125
	8/20/2008, Call @ $30.00	76	2,660

	Total Purchased Options
	(Cost $21,317)		12,700

% of
Net Assets	Description	Shares	Value

11.99%	SHORT-TERM INVESTMENT
	BNY Hamilton Money Fund, 2.47%(f)	1,251,631	1,251,631

	Total investments
100.39%	(Cost $10,689,006)		10,478,892

(0.39)%	Liabilities in excess of other assets		(40,677)

100.00%	NET ASSETS		$10,438,215

(a)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(b)	All or a portion of the security is pledged as collateral for securities sold short.
(c)	Variable rate security.
(d)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(e)	Foreign bond; principal shown in local currency, market value shown in U.S. dollars.
(f)	Rate represents the effective yield.
(g)	Non-income producing securities.
CBOE	Chicago Board Options Exchange
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

MBIA	Insured by Municipal Bond Insurance Organization Association
MTN	Medium Term Note
PLC	Public Liability Co.
SPX	S&P 500 Index

	At July 31, 2008, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:
	Unrealized Appreciation		$51,922
	Unrealized Depreciation		(317,579)

	Net Unrealized Depreciation		$(265,657)

% of
Net Assets	Description	Shares	Value

1.95%	EXCHANGE TRADED / CLOSED-END FUNDS SOLD SHORT
	iShares Lehman 20+ Year Treasury Bond Fund	574	$52,619
	iShares Lehman Aggregate Bond Fund	1,506	151,217

	Total Exchange Traded/Closed-End Funds Sold Short
	(Proceeds $202,083)		$203,836

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain/(Loss)
CURRENCY CONTRACTS
To Buy:
Japanese Yen	6,289,330	$58,332	8/8/2008	$(446)

To Sell:
Australia Dollar	210,078	197,548	8/8/2008	3,617
British Sterling Pound	84,109	166,592	8/8/2008	(644)
Canadian Dollar	28,727	28,059	8/8/2008	310
Euro	125,283	195,320	8/8/2008	1,500
Japanese Yen	6,219,260	57,682	8/8/2008	1,918
New Zealand Dollar	166,867	122,267	8/8/2008	3,717

				$10,418

			Unrealized
	Contracts	Notional Value	Gain/(Loss)
FUTURES CONTRACTS PURCHASED
U.S. Dollar Index, expires 9/15/2008	3	$220,260	$1,355

FUTURES CONTRACTS SOLD SHORT
S&P 500 E-mini, expires 9/22/2008	9	570,195	20,691
U.S. 2 Year Note, expires 9/30/2008	3	636,000	(756)
U.S. 5 Year Note, expires 9/30/2008	2	222,672	(565)
U.S. 10 Year Note, expires 9/30/2008	2	229,656	(910)
U.S. Long Bond, expires 9/19/2008	1	115,500	196

			18,656

Total			$20,011

CREDIT DEFAULT SWAPS
	Notional	Buy/Sell	Pay/Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

ABX Home Equity AA Index, Series 2007-1	$80,000	Sell	0.15%	8/25/2037	$(10,189)
CDX North America Investment Grade, Series 10	1,500,000	Sell	1.55%	6/20/2013	3,718

					$(6,471)

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

% of
Net Assets	Description	Principal	Value

60.69%	MUNICIPAL BONDS
3.73%	Alabama
	Florence, 3.00%, 9/1/2009, FSA, GO(a)	$10,000	$10,095
	Mobile County Board School Commerce, 5.00%, 3/1/2010, Series A, GO(a)	10,000	10,446
	University Montevallo, 5.20%, 5/1/2020, FSA, Revenue, Prerefunded 5/1/2011 @ 101	200,000	215,406

			235,947

0.80%	Arizona
	Navajo County Unified School District No. 10 Show Low, 5.00%, 7/1/2009, Series A, FGIC, GO, Callable 1/1/2009 @ 100.5(a)	50,000	50,700

0.51%	California
	California State, 6.25%, 9/1/2012, GO(a)	25,000	27,317
	Golden State Tobacco Securitization, 5.00%, 6/1/2012, Series 2003-A-1, ETM, Revenue(a)	5,000	5,288

			32,605

0.62%	Colorado
	Arapahoe County Public Airport Authority, Zero Coupon, 12/1/2012, ETM, Revenue(a)	45,000	39,014

0.32%	Connecticut
	City of Farmington, 3.30%, 9/15/2011, GO, Callable 9/15/2009 @ 100(a)	20,000	20,126

0.32%	District of Columbia
	Metropolitan Washington DC Airport Authority System, 3.00%, 10/1/2009, Series B, Revenue(a)	20,000	20,097

1.44%	Florida
	Florida State Department Management Services Division Facilities Management, 3.00%, 9/1/2009, Series A, AMBAC, Revenue	70,000	70,761
	Peace River/Manasota, 5.00%, 10/1/2023, Series A, MBIA, Revenue, Prerefunded 10/1/2008 @ 101(a)	20,000	20,307

			91,068

5.07%	Georgia
	Gainesville & Hall County Hospital Authority, 5.50%, 5/15/2029, MBIA, Revenue, Prerefunded 5/15/2009 @ 101(a)	190,000	197,471
	Georgia Municipal Electric Authority, Zero Coupon, 1/1/2012, BIG GO of Participants, Revenue, Unrefunded Portion	20,000	16,486
	Georgia State, 5.80%, 11/1/2018, Series D, GO, Prerefunded 11/1/2009 @ 102	100,000	106,845

			320,802

0.08%	Hawaii
	Honolulu City & County, 6.00%, 11/1/2010, Series A, ETM, GO(a)	5,000	5,409

10.95%	Illinois
	Chicago:
	5.25%, 1/1/2012, Series A, FSA, ETM, GO	210,000	226,170
	5.625%, 1/1/2039, Series A, AMBAC, GO, Prerefunded 7/1/2012 @ 100	75,000	82,261
	City of Freeport, 5.50%, 1/1/2034, Prerefunded 1/1/2013 @ 100(a)	20,000	21,988
	Cook & Du Page Counties, High School Dist No. 210, Zero Coupon, 12/1/2010, ETM, GO(a)	25,000	23,490
	Grundy Kendall & Will Counties Community School District No. 201, 5.25%, 10/15/2010, MBIA, GO	100,000	105,943
	Illinois State, 5.50%, 12/1/2009, MBIA, GO	125,000	130,292
	Lake County Community Unit School District No. 95 Lake Zurich, Zero Coupon, 12/1/2010, FGIC, GO(a)	35,000	32,520

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Principal	Value

	MUNICIPAL BONDS (Continued)
	Illinois (Continued)
	Motor Fuel Tax, 5.375%, 1/1/2014, AMBAC, Revenue(a)	$35,000	$38,332
	Wastewater Transmission, 5.375%, 1/1/2013, FGIC, Revenue(a)	30,000	31,798

			692,794

4.12%	Indiana
	Baugo School Building Corp., 5.00%, 1/15/2022, AMBAC, Revenue, Prerefunded 1/15/2012 @ 100	125,000	133,925
	Indianapolis Local Public Improvement, Zero Coupon, 8/1/2010, Series D, ETM, Revenue(a)	25,000	23,711
	North Side High School Building Corp., 3.60%, 1/15/2011, FSA, Revenue(a)	80,000	81,939
	Western School Building Corp., 5.25%, 7/15/2012, MBIA, Revenue, Callable 7/15/2011 @ 101(a)	20,000	21,418

			260,993

0.34%	Maryland
	City of Baltimore, 5.40%, 10/15/2012, Series D, AMBAC, GO(a)	20,000	21,299

5.98%	Michigan
	Huron Valley Michigan School District, 5.50%, 5/1/2017, Q-SBLF, GO, Prerefunded 11/1/2011 @ 100	250,000	271,072
	Michigan State, 5.25%, 12/1/2011, GO(a)	100,000	107,519

			378,591

0.34%	Nevada
	State Highway Improvement, 5.00%, 12/1/2011, MBIA, Revenue(a)	10,000	10,644
	Truckee Meadows Nevada Water Authority, 5.125%, 7/1/2021, Series A, Revenue, Prerefunded 7/1/2011 @ 100(a)	10,000	10,670

			21,314

0.08%	New Hampshire
	City of Manchester, 4.00%, 6/1/2010, GO(a)	5,000	5,151

3.70%	New Mexico
	Bernalillo County N M Gross Receipts Tax, 5.50%, 10/1/2013, Revenue, Prerefunded 10/1/2009 @ 100	225,000	234,367

0.34%	New York
	Metropolitan Transport Authority Commuter Facilities, 5.00%, 7/1/2015, Series D, MBIA, Revenue, Prerefunded 1/1/2012 @ 100(a)	15,000	16,085
	State Environmental Facilities Corp. Clean Water & Drinking, 5.50%, 4/15/2013, Revenue, Prerefunded 10/15/2009 @ 100(a)	5,000	5,221

			21,306

0.24%	Ohio
	Avon Lake Water System, 3.50%, 10/1/2011, MBIA, Revenue(a)	15,000	15,255

2.54%	Pennsylvania
	Pennsylvania Turnpike Commission, 5.00%, 6/1/2010, Series S, FGIC, Revenue	50,000	52,284
	State Public School Building Authority, 5.00%, 6/1/2033, FSA, Revenue, Prerefunded 6/1/2013 @ 100	100,000	108,585

			160,869

3.25%	South Carolina
	Columbia Waterworks & Sewer System, 5.375%, 2/1/2012, Revenue(a)	25,000	27,022

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Principal	Value

	MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
	South Carolina Transportation Infrastructure Bank, 5.375%, 10/1/2024, Series A, AMBAC, Revenue, Prerefunded 10/1/2009 @ 101	$170,000	$178,515

			205,537

7.25%	Texas
	Brownsville, 5.50%, 2/15/2021, FGIC, GO, Prerefunded 2/15/2011 @ 100	50,000	53,373
	Coastal Water Authority Contract, 3.50%, 12/15/2014, FGIC, Revenue(a)	25,000	24,133
	Ferris Independent School District, 3.35%, 8/15/2013, PSF-G, GO, Callable 8/15/2012 @ 100(a)	10,000	10,045
	Harris County Municipal Utility District No. 151, 5.75%, 9/1/2022, FGIC, GO, Prerefunded 9/1/2009 @ 100	200,000	208,632
	Harris County Municipal Utility District No. 61 Waterworks & Sewer System, 3.70%, 9/1/2012, FGIC, GO(a)	10,000	10,178
	Houston Water Conveyance System Contract, 6.25%, 12/15/2012, Series J, AMBAC, COP(a)	40,000	44,737
	Mesquite Independent School District No. 1, Zero Coupon, 8/15/2021, PSF-G, GO, Prerefunded 8/15/2010 @ 51.524(a)	40,000	19,546
	Nacogdoches Independent School District, 5.125%, 2/15/2018, GO, Prerefunded 2/15/2011 @ 100(a)	20,000	21,217
	Pasadena, 5.625%, 4/1/2027, GO, Prerefunded 4/1/2011 @ 100(a)	25,000	26,914
	Trophy Club Municipal Utility District No. 2, 3.10%, 9/1/2013, AMBAC, GO(a)	30,000	29,777
	White Settlement Independent School District, 3.50%, 8/15/2012, PSF-G, GO(a)	10,000	10,181

			458,733

3.31%	Utah
	South Jordan Water, 5.00%, 11/1/2014, AMBAC, Revenue(a)	100,000	107,813
	Utah Water Finance Agency, 4.50%, 7/1/2009, Series A, AMBAC, Revenue(a)	100,000	101,968

			209,781

1.91%	Virginia
	Pocahontas Parkway Association Toll Road, 5.50%, 8/15/2028, Series A, Revenue, Prerefunded 8/15/2008 @ 102(a)	15,000	15,316
	Southeastern Public Service Authority, 5.25%, 7/1/2010, Series A, MBIA, Revenue(a)	100,000	105,352

			120,668

2.17%	Washington
	Energy Northwest Electric, 5.50%, 7/1/2012, Series A, FSA, Revenue(a)	10,000	10,753
	Spokane Regional Solid Waste Management System, 4.00%, 12/1/2009, AMBAC, Revenue(a)	50,000	50,883
	State Health Care Facilities Authority, 5.125%, 10/1/2031, Revenue, Prerefunded 10/1/2011 @ 100(a)	30,000	32,176

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Principal	Value

	MUNICIPAL BONDS (Continued)
	Washington (Continued)
	Washington Health Care Facilities Authority, 5.50%, 10/1/2021, RADIAN, Revenue, Prerefunded 10/1/2011 @ 101(a)	$40,000	$43,656

			137,468

0.43%	West Virginia
	Jackson County Residential Mortgage, 7.375%, 6/1/2010, ETM, Revenue(a)	25,000	27,236

0.85%	Wisconsin
	Wisconsin State, 5.30%, 5/1/2018, Series D, GO, Prerefunded 5/1/2011 @ 100	50,000	53,517

	Total Municipal Bonds
	(Cost $3,799,193)		3,840,647

% of
Net Assets	Description	Shares	Value

1.82%	PREFERRED STOCKS
0.15%	Banks
	Bank of America Corp., 0.393%, Series H, Callable 5/1/2013 @ $25	353	8,560
	Wachovia Capital Trust X, 7.85%, Callable 12/15/2012 @ $25	54	1,194

			9,754

1.37%	Financial Services
	Allianz SE, 8.375%, Callable 6/15/2013 @ $25	171	4,277
	Bear Stearns Capital Trust III, 7.80%, Callable 9/10/2008 @ $25	1,109	26,261
	Capital One Capital II, 7.50%, Callable 6/15/2011 @ $25	475	8,645
	Citigroup, Inc., 8.125%, Series AA, Callable 2/15/2018 @ $25	641	13,173
	Countrywide Capital IV, 6.75%, Callable 9/9/2008 @ $25	386	6,176
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	396	6,376
	ING Groep NV, 8.50%, Callable 9/15/2013 @ $25	231	5,775
	Lehman Brothers Holdings, 7.95%, Series J, Callable 2/15/2013 @ $25	523	8,253
	Lehman Brothers Holdings Capital Trust III, 6.375%, Series K, Callable 9/15/2008 @ $25	75	1,068
	Merrill Lynch & Co., 8.625%, Series MER, Callable 5/28/2013 @ $25	150	3,082
	Merrill Lynch Preferred Capital Trust III, 7.00%, Callable 9/11/2008 @ $25	59	1,101
	Morgan Stanley Capital Trust VI, 6.60%, Callable 2/1/2011 @ $25	56	1,109
	Saturns, 5.625%, Series GS 2003-11, Callable 9/12/2008 @ $25	58	1,071

			86,367

0.30%	U.S. Government & Agency
	Fannie Mae, 1.36%, Series F, Callable 3/31/2010 @ $50(b)	161	2,222
	Fannie Mae, 4.50%, Series P, Callable 9/30/2012 @ $25(b)	220	2,272
	Fannie Mae, 8.25%, Series T, Callable 5/20/2013 @ $25	128	2,239
	Freddie Mac, 4.00%, Series S, Callable 6/30/2011 @ $50(b)	350	6,387
	Freddie Mac, 5.00%, Series F, Callable 9/12/2008 @ $50	119	2,398
	Freddie Mac, 6.42%, Series T, Callable 6/30/2011 @ $50	98	2,695

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Shares	Value

	PREFERRED STOCKS (Continued)
	U.S. Government & Agency (Continued)
	Freddie Mac, 8.375%, Series Z, Callable 12/31/2012 @ $25	63	$1,068

			19,281

	Total Preferred Stocks
	(Cost $113,443)		115,402

45.41%	EXCHANGE TRADED / CLOSED-END FUNDS
0.21%	Equity Closed-End Funds
	RMR Asia Pacific Real Estate Fund	525	6,602
	RMR Asia Real Estate Fund	550	6,435

			13,037

1.55%	Equity Exchange-Traded Funds
	Ultra S&P500 ProShares	1,640	98,285

35.32%	Municipal Closed-End Funds
	BlackRock Florida Insured Municipal 2008 Term Trust(c)	53,058	781,014
	BlackRock Insured Municipal Term Trust, Inc.(c)	9,190	92,819
	BlackRock MuniHoldings California Insured Fund, Inc.	1,309	15,747
	BlackRock MuniHoldings Florida Insured Fund	1,460	17,170
	BlackRock MuniHoldings Insured Fund II, Inc.(c)	5,546	62,670
	BlackRock MuniHoldings Insured Fund, Inc.(c)	6,525	73,602
	BlackRock MuniYield California Insured Fund, Inc.	1,160	14,303
	BlackRock MuniYield Florida Fund	800	9,528
	BlackRock MuniYield Florida Insured Fund(c)	4,571	53,709
	BlackRock MuniYield Michigan Insured Fund, Inc.	2,235	27,490
	BlackRock MuniYield New Jersey Insured Fund, Inc.	800	10,248
	BlackRock MuniYield Pennsylvania Insured Fund(c)	3,161	39,291
	BlackRock New York Insured Municipal 2008 Term Trust, Inc.	548	8,182
	DTF Tax Free Income, Inc.(c)	6,393	85,666
	DWS Municipal Income Trust(c)	5,690	57,867
	Morgan Stanley Insured Municipal Trust	1,010	12,393
	Morgan Stanley Municipal Premium Income Trust	650	5,090
	Neuberger Berman California Intermediate Municipal Fund	2,250	28,102
	Neuberger Berman Intermediate Municipal Fund, Inc.	2,215	28,086
	Nuveen California Dividend Advantage Municipal Fund II	1,440	18,173
	Nuveen California Quality Income Municipal Fund	470	6,180
	Nuveen Florida Investment Quality Municipal Fund(c)	4,545	54,631
	Nuveen Florida Quality Income Municipal Fund(c)	4,605	56,135
	Nuveen Georgia Premium Income Municipal Fund	500	6,175
	Nuveen Insured California Premium Income Municipal Fund II	1,000	12,460
	Nuveen Insured Dividend Advantage Municipal Fund	1,735	22,000
	Nuveen Insured Florida Premium Income Municipal Fund	500	6,260
	Nuveen Insured Municipal Opportunity Fund, Inc.	1,165	14,749
	Nuveen Insured Premium Income Municipal Fund 2(c)	5,338	60,373
	Nuveen Maryland Premium Income Municipal Fund	1,500	18,300
	Nuveen Michigan Quality Income Municipal Fund	2,400	29,568
	Nuveen New Jersey Premium Income Municipal Fund	625	7,969
	Nuveen New York Dividend Advantage Municipal Fund	1,120	14,258
	Nuveen New York Dividend Advantage Municipal Fund II	800	10,120
	Nuveen New York Investment Quality Municipal Fund	1,000	12,560
	Nuveen New York Quality Income Municipal Fund	3,262	40,612
	Nuveen New York Select Quality Municipal Fund(c)	3,790	47,261
	Nuveen Pennsylvania Investment Quality Municipal Fund	1,335	16,287

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Municipal Closed-End Funds (Continued)
	Nuveen Pennsylvania Premium Income Municipal Fund II(c)	4,329	$50,000
	Nuveen Performance Plus Municipal Fund	1,895	23,801
	Nuveen Premier Insured Municipal Income Fund, Inc.	3,151	39,009
	Nuveen Premium Income Municipal Fund IV	3,120	34,039
	Putnam Municipal Opportunities Trust(c)	4,959	53,904
	Seligman Select Municipal Fund, Inc.	2,155	20,580
	Western Asset Intermediate Municipal Fund, Inc.	6,590	56,213
	Western Asset Municipal Partners Fund, Inc.	6,656	80,804

			2,235,398

8.33%	Taxable Fixed Income Closed-End Funds
	AllianceBernstein Income Fund	3,609	29,341
	BlackRock Core Bond Trust	1,625	18,687
	BlackRock Income Trust(c)	7,666	44,309
	BlackRock Limited Duration Income Trust	800	11,680
	BlackRock Senior High Income Fund, Inc.	3,075	13,469
	BlackRock Strategic Bond Trust	1,500	16,560
	Credit Suisse Asset Management Income Fund, Inc.	1,600	5,168
	Dreyfus High Yield Strategies Fund	3,200	10,912
	DWS Multi-Market Income Trust	2,670	21,173
	DWS Strategic Income Trust	755	8,071
	Eaton Vance Limited Duration Income Fund	965	13,221
	Eaton Vance Senior Income Trust	1,700	10,625
	Eaton Vance Short Duration Diversified Income Fund	820	12,210
	Evergreen Multi-Sector Income Fund	530	7,961
	First Trust/Four Corners Senior Floating Rate Income Fund	1,225	16,538
	First Trust/Four Corners Senior Floating Rate Income Fund II	400	5,372
	Franklin Templeton Limited Duration Income Trust	1,055	11,341
	ING Prime Rate Trust	3,135	17,054
	iShares S&P U.S. Preferred Stock Index Fund	275	10,434
	John Hancock Preferred Income Fund III	430	6,923
	LMP Corporate Loan Fund, Inc.	1,605	16,451
	MFS Charter Income Trust	910	7,498
	MFS InterMarket Income Trust I	730	5,592
	MFS Intermediate Income Trust(c)	10,669	65,934
	MFS Multimarket Income Trust	2,610	14,668
	Morgan Stanley Global Opportunity Bond Fund, Inc.	2,758	17,541
	Nuveen Floating Rate Income Opportunity Fund	1,060	10,664
	Nuveen Multi-Strategy Income & Growth Fund	1,495	13,410
	Nuveen Multi-Strategy Income & Growth Fund II	3,110	28,799
	Nuveen Quality Preferred Income Fund	775	7,184
	Nuveen Quality Preferred Income Fund 3	790	6,984
	Van Kampen Bond Fund	609	9,854
	Van Kampen Senior Income Trust	2,170	11,913
	Western Asset Global High Income Fund, Inc.	500	5,290

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

% of
Net Assets	Description	Shares	Value

EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
Taxable Fixed Income Closed-End Funds (Continued)
	Western Asset High Income Opportunity Fund, Inc.	2,700	$14,175

527,006

Total Exchange Traded / Closed-End Funds
	(Cost $2,930,208)		2,873,726

3.85%	SHORT-TERM INVESTMENT
	Federated Tax-Free Obligations Fund, 2.22%(d)	243,334	243,334

% of
Net Assets	Description	Contracts	Value

0.12%	PURCHASED OPTIONS(e)
CBOE SPX Volatility Index:
	8/20/2008, Call @ $22.50	7	1,260
	8/20/2008, Call @ $25.00	29	2,755
	8/20/2008, Call @ $27.50	45	2,475
	8/20/2008, Call @ $30.00	34	1,190

Total Purchased Options
	(Cost $11,443)		7,680

111.89%	Total investments
	(Cost $7,097,621)		7,080,789
(11.89)%	Liabilities in excess of other assets		(752,359)

100.00%	NET ASSETS		$6,328,430

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	Variable rate security.
(c)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(d)	Rate represents the effective yield.
(e)	Non-income producing securities.
ACA	Insured by ACA Capital Holdings, Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BIG	Broad Investment Grade
CBOE	Chicago Board Options Exchange
CMO	Collateralized Mortgage Obligation
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
NA	North America
PSF-G	Public School Fund Guaranteed
RADIAN	Insured by Radian
SPX	S&P 500 Index
XLCA	Insured by XL Capital Assurance

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2008

	At July 31, 2008, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:
	Unrealized Appreciation		$50,683
	Unrealized Depreciation		(79,343)

	Net Unrealized Depreciation		$(28,660)

% of Net Assets		Shares	Value

3.73%	EXCHANGE TRADED / CLOSED-END FUNDS SOLD SHORT
	iShares Lehman 20+ Year Treasury Bond Fund	1,205	$110,462
	iShares Lehman Aggregate Bond Fund	1,252	125,713

	Total Exchange Traded/Closed-End Funds Sold Short (Proceeds $236,301)		$236,175

7.96%	U.S TREASURY SECURITIES SOLD SHORT	Principal	Value

	U.S. Treasury Note, 2.875%, 6/30/2010	$500,000	$504,024

	Total U.S. Treasury Securities Sold Short (Proceeds $500,850)		$504,024

CURRENCY CONTRACTS	Local Currency		Market Value		Settlement Date	Unrealized Gain/(Loss)

To Buy:
Japanese Yen	1,195,230		$11,086		8/8/2008	$(85)

To Sell:
Japanese Yen	1,163,503		10,791		8/8/2008	$359

FUTURES CONTRACTS SOLD SHORT			Contracts		Notional Value	Unrealized Gain/(Loss)

S&P 500 E-mini, expires 9/22/2008			5		$316,775	$812
U.S. 2 Year Note, expires 9/30/2008			1		212,000	451
U.S. 5 Year Note, expires 9/30/2008			2		222,672	301
U.S. 10 Year Note, expires 9/30/2008			2		229,656	(2,528)
U.S. Long Bond, expires 9/19/2008			1		115,500	29

						(935)

CREDIT DEFAULT SWAPS
Underlying Instrument	Notional Amount	Buy/Sell Protection		Pay/Receive Fixed Rate	Expiration Date	Unrealized Gain/(Loss)

ABX Home Equity AA Index, Series 2007-1	$20,000	Sell		0.15%	8/25/2037	$(2,547)
CDX North America Investment Grade, Series 10	500,000	Sell		1.55%	6/20/2013	1,239

						$(1,308)

For information on the YieldQuest Funds (“Funds”) policy regarding valuation of investments and other significant accounting policies refer to the Funds’ most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.
(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	YieldQuest Funds Trust

By (Signature and Title)*	/s/ Jay K. Chitnis

Jay K. Chitnis, President

Date 9/8/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay K. Chitnis

Jay K. Chitnis, President

Date 9/8/2008

By (Signature and Title)*	/s/ David Summers

David Summers, Treasurer

Date 9/8/2008